Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (48.0%)1
Consumer Discretionary (7.3%)
*	Amazon.com Inc.	38,105	66,147
	Home Depot Inc.	102,499	23,782
	Walt Disney Co.	161,786	21,084
	Comcast Corp. Class A	401,789	18,113
	Walmart Inc.	132,349	15,707
	McDonald's Corp.	69,274	14,874
	Costco Wholesale Corp.	46,193	13,309
	NIKE Inc. Class B	109,518	10,286
*	Netflix Inc.	36,865	9,866
	Starbucks Corp.	107,823	9,534
*	Booking Holdings Inc.	4,356	8,549
	Lowe's Cos. Inc.	71,197	7,829
*	Charter Communications Inc. Class A	18,349	7,562
	TJX Cos. Inc.	103,072	5,745
	Target Corp.	47,667	5,096
	Estee Lauder Cos. Inc. Class A	24,890	4,952
	General Motors Co.	116,600	4,370
*	O'Reilly Automotive Inc.	9,621	3,834
*	Dollar Tree Inc.	32,383	3,697
*	AutoZone Inc.	3,335	3,617
	Ross Stores Inc.	32,367	3,555
	Dollar General Corp.	21,992	3,495
	Marriott International Inc. Class A	27,645	3,438
*	Lululemon Athletica Inc.	16,281	3,135
	eBay Inc.	79,628	3,104
	Yum! Brands Inc.	23,605	2,677
*	Tesla Inc.	10,748	2,589
	Ford Motor Co.	280,100	2,566
	VF Corp.	27,400	2,438
*	Visteon Corp.	27,100	2,237
*	NVR Inc.	599	2,227
*	Norwegian Cruise Line Holdings Ltd.	42,662	2,209
	Hilton Worldwide Holdings Inc.	21,934	2,042
*	Bright Horizons Family Solutions Inc.	13,307	2,029
*	Floor & Decor Holdings Inc. Class A	39,042	1,997
*	Live Nation Entertainment Inc.	30,049	1,993
*	Chipotle Mexican Grill Inc. Class A	2,332	1,960
*	WABCO Holdings Inc.	14,324	1,916
*	Discovery Communications Inc.	77,094	1,898
*	GCI Liberty Inc. Class A	30,555	1,897
	DR Horton Inc.	34,933	1,841
*	frontdoor Inc.	37,760	1,834
*	Hilton Grand Vacations Inc.	56,441	1,806
	Expedia Group Inc.	13,145	1,767
*	CarMax Inc.	18,665	1,642
	Lennar Corp. Class A	29,269	1,635
	Royal Caribbean Cruises Ltd.	15,032	1,628
*	Madison Square Garden Co. Class A	6,168	1,625
	Aptiv plc	18,493	1,617

Las Vegas Sands Corp.	27,200	1,571
Yum China Holdings Inc.	34,065	1,548
Kontoor Brands Inc.	43,850	1,539
CBS Corp. Class B	36,316	1,466
MGM Resorts International	52,646	1,459
Best Buy Co. Inc.	21,100	1,456
Sirius XM Holdings Inc.	219,780	1,375
Carnival Corp.	31,350	1,370
* Liberty Broadband Corp. Class A	12,998	1,359
* Ulta Beauty Inc.	5,389	1,351
* ServiceMaster Global Holdings Inc.	23,409	1,309
* Henry Schein Inc.	20,442	1,298
* Liberty Media Corp-Liberty SiriusXM Class C	30,894	1,296
* Liberty Broadband Corp.	12,201	1,277
* Uber Technologies Inc.	40,260	1,227
Domino's Pizza Inc.	4,761	1,164
Omnicom Group Inc.	14,479	1,134
Tractor Supply Co.	12,514	1,132
* Liberty Media Corp-Liberty SiriusXM Class A	26,938	1,120
Advance Auto Parts Inc.	6,656	1,101
* DISH Network Corp. Class A	32,085	1,093
Gentex Corp.	39,660	1,092
Hasbro Inc.	9,200	1,092
* Liberty Media Corp-Liberty Formula One Class A	27,531	1,090
Lear Corp.	9,208	1,086
Adient plc	47,200	1,084
* Caesars Entertainment Corp.	91,945	1,072
Wynn Resorts Ltd.	9,491	1,032
Darden Restaurants Inc.	8,680	1,026
Service Corp. International	21,408	1,023
Genuine Parts Co.	10,203	1,016
Fortune Brands Home & Security Inc.	18,483	1,011
* Burlington Stores Inc.	4,897	978
Dunkin' Brands Group Inc.	11,883	943
* LKQ Corp.	29,960	942
Toll Brothers Inc.	22,801	936
PulteGroup Inc.	25,300	925
* Liberty Media Corp-Liberty Formula One	21,777	906
Polaris Inc.	10,200	898
Tiffany & Co.	9,500	880
News Corp. Class A	62,267	867
* Under Armour Inc. Class C	47,261	857
* Under Armour Inc. Class A	40,992	817
PVH Corp.	9,003	794
Wendy's Co.	37,068	741
Vail Resorts Inc.	3,000	683
* Wayfair Inc.	5,839	655
Garmin Ltd.	7,500	635
Harley-Davidson Inc.	16,990	611
Williams-Sonoma Inc.	8,700	591
Wyndham Hotels & Resorts Inc.	11,225	581
Aramark	13,199	575
Whirlpool Corp.	3,582	567
Kohl's Corp.	11,385	565
Brunswick Corp.	10,728	559
* Mohawk Industries Inc.	4,373	543
Coty Inc. Class A	51,586	542

AMERCO	1,387	541
Thor Industries Inc.	9,533	540
BorgWarner Inc.	14,652	537
Carter's Inc.	5,600	511
* TripAdvisor Inc.	12,692	491
Interpublic Group of Cos. Inc.	21,783	470
Nielsen Holdings plc	21,900	465
Viacom Inc. Class B	19,324	464
* AMC Networks Inc. Class A	8,967	441
Newell Brands Inc.	22,794	427
* Skechers U.S.A. Inc. Class A	11,188	418
Hanesbrands Inc.	26,300	403
* Murphy USA Inc.	4,678	399
H&R Block Inc.	16,100	380
* Tempur Sealy International Inc.	4,885	377
* AutoNation Inc.	7,012	355
Ralph Lauren Corp. Class A	3,673	351
Hyatt Hotels Corp. Class A	4,521	333
John Wiley & Sons Inc. Class A	7,218	317
Tapestry Inc.	11,520	300
Gap Inc.	16,771	291
* Grand Canyon Education Inc.	2,872	282
* Urban Outfitters Inc.	9,477	266
* Discovery Communications Inc. Class A	9,819	261
Pool Corp.	1,184	239
* IAA Inc.	5,272	220
* Mattel Inc.	18,475	210
Macy's Inc.	13,400	208
Dick's Sporting Goods Inc.	5,100	208
Brinker International Inc.	4,837	206
International Game Technology plc	12,300	175
* Hertz Global Holdings Inc.	12,386	171
Penske Automotive Group Inc.	3,473	164
Nexstar Media Group Inc. Class A	1,600	164
Sinclair Broadcast Group Inc. Class A	3,700	158
World Wrestling Entertainment Inc. Class A	2,200	157
Dillard's Inc. Class A	2,353	156
New York Times Co. Class A	5,300	151
Entercom Communications Corp. Class A	44,371	148
* Altice USA Inc. Class A	5,085	146
Six Flags Entertainment Corp.	2,700	137
* 2U Inc.	7,800	127
Lennar Corp. Class B	2,807	125
Amcor plc	12,735	124
* Trade Desk Inc. Class A	600	113
Extended Stay America Inc.	6,727	98
* Capri Holdings Ltd.	2,941	98
* Sally Beauty Holdings Inc.	6,153	92
KAR Auction Services Inc.	3,700	91
Cinemark Holdings Inc.	2,058	80
* Avis Budget Group Inc.	2,778	78
Fox Corp. Class B	2,334	74
Fox Corp. Class A	2,250	71
* Garrett Motion Inc.	6,866	68
* Spotify Technology SA	444	51
Nordstrom Inc.	1,500	50
Cable One Inc.	40	50

* Carvana Co. Class A	722	48
* Roku Inc.	450	46
* Five Below Inc.	359	45
* Etsy Inc.	744	42
Choice Hotels International Inc.	444	39
Graham Holdings Co. Class B	59	39
* Planet Fitness Inc. Class A	616	36
Leggett & Platt Inc.	853	35
Columbia Sportswear Co.	358	35
Foot Locker Inc.	800	35
* Qurate Retail Group Inc. QVC Group Class A	2,138	22
		395,060
Consumer Staples (2.8%)
Procter & Gamble Co.	222,217	27,639
Coca-Cola Co.	346,544	18,866
PepsiCo Inc.	126,164	17,297
Philip Morris International Inc.	125,349	9,518
Mondelez International Inc. Class A	134,037	7,415
Colgate-Palmolive Co.	78,870	5,798
Kimberly-Clark Corp.	30,521	4,335
CVS Health Corp.	60,292	3,803
Sysco Corp.	43,197	3,430
* Monster Beverage Corp.	57,454	3,336
General Mills Inc.	59,114	3,258
Church & Dwight Co. Inc.	40,110	3,018
Altria Group Inc.	72,880	2,981
Constellation Brands Inc. Class A	14,236	2,951
Tyson Foods Inc. Class A	30,613	2,637
Archer-Daniels-Midland Co.	58,573	2,406
* US Foods Holding Corp.	56,410	2,318
Hershey Co.	14,600	2,263
* Post Holdings Inc.	18,982	2,009
McCormick & Co. Inc.	12,380	1,935
Brown-Forman Corp. Class B	28,063	1,762
Walgreens Boots Alliance Inc.	31,518	1,743
Corteva Inc.	61,508	1,722
* TreeHouse Foods Inc.	29,130	1,615
* Pilgrim's Pride Corp.	49,869	1,598
Clorox Co.	10,000	1,519
Kroger Co.	58,600	1,511
* Herbalife Nutrition Ltd.	38,933	1,474
JM Smucker Co.	12,251	1,348
Hormel Foods Corp.	28,084	1,228
Conagra Brands Inc.	36,300	1,114
* Hain Celestial Group Inc.	51,728	1,111
Lamb Weston Holdings Inc.	14,100	1,025
Campbell Soup Co.	21,400	1,004
Molson Coors Brewing Co. Class B	14,000	805
Kellogg Co.	11,900	766
Ingredion Inc.	9,319	762
Seaboard Corp.	169	739
Bunge Ltd.	12,614	714
* Sprouts Farmers Market Inc.	36,605	708
Keurig Dr Pepper Inc.	18,165	496
Casey's General Stores Inc.	2,214	357
Energizer Holdings Inc.	6,965	303
* Beyond Meat Inc.	1,571	233

* Edgewell Personal Care Co.	5,952	193
Flowers Foods Inc.	7,464	173
Nu Skin Enterprises Inc. Class A	4,000	170
Kraft Heinz Co.	3,259	91
Spectrum Brands Holdings Inc.	1,396	74
		153,571
Energy (1.9%)
Exxon Mobil Corp.	368,887	26,047
Chevron Corp.	175,560	20,821
ConocoPhillips	104,012	5,927
Phillips 66	40,575	4,155
EOG Resources Inc.	53,856	3,997
Marathon Petroleum Corp.	64,371	3,911
Kinder Morgan Inc.	179,900	3,708
Valero Energy Corp.	41,300	3,520
ONEOK Inc.	38,802	2,859
* Cheniere Energy Inc.	44,865	2,829
Pioneer Natural Resources Co.	19,185	2,413
Diamondback Energy Inc.	19,665	1,768
Hess Corp.	25,730	1,556
Baker Hughes a GE Co. Class A	63,650	1,477
Devon Energy Corp.	60,254	1,450
Williams Cos. Inc.	59,400	1,429
* Extraction Oil & Gas Inc.	423,391	1,245
Schlumberger Ltd.	36,000	1,230
Occidental Petroleum Corp.	27,353	1,216
Marathon Oil Corp.	95,682	1,174
Noble Energy Inc.	50,672	1,138
* Apergy Corp.	41,462	1,122
* WPX Energy Inc.	97,571	1,033
HollyFrontier Corp.	16,592	890
Concho Resources Inc.	11,830	803
* First Solar Inc.	10,605	615
* Continental Resources Inc.	19,409	598
National Oilwell Varco Inc.	23,529	499
Parsley Energy Inc. Class A	29,102	489
Cabot Oil & Gas Corp.	26,804	471
* CNX Resources Corp.	59,851	434
Valvoline Inc.	17,015	375
Helmerich & Payne Inc.	7,715	309
Apache Corp.	11,338	290
* Whiting Petroleum Corp.	33,692	271
Cimarex Energy Co.	5,176	248
EQT Corp.	21,910	233
* Chesapeake Energy Corp.	162,817	230
Kosmos Energy Ltd.	34,584	216
PBF Energy Inc. Class A	7,200	196
Equitrans Midstream Corp.	13,200	192
Targa Resources Corp.	4,700	189
* Antero Resources Corp.	61,900	187
Halliburton Co.	9,564	180
Antero Midstream Corp.	24,100	178
Range Resources Corp.	43,000	164
Murphy Oil Corp.	4,700	104
* Transocean Ltd.	21,600	97
Patterson-UTI Energy Inc.	8,532	73

Arcosa Inc.	1,968	67
		104,623
Financial Services (10.0%)
* Berkshire Hathaway Inc. Class B	190,972	39,726
JPMorgan Chase & Co.	298,516	35,132
Visa Inc. Class A	171,519	29,503
Mastercard Inc. Class A	89,496	24,304
Bank of America Corp.	816,936	23,830
Wells Fargo & Co.	367,091	18,516
Citigroup Inc.	217,336	15,014
* PayPal Holdings Inc.	122,993	12,741
American Tower Corp.	47,319	10,464
* Fiserv Inc.	79,439	8,229
US Bancorp	130,672	7,231
American Express Co.	58,598	6,931
Fidelity National Information Services Inc.	51,938	6,895
CME Group Inc.	31,395	6,635
Chubb Ltd.	40,602	6,555
Goldman Sachs Group Inc.	31,593	6,547
PNC Financial Services Group Inc.	39,840	5,584
Crown Castle International Corp.	39,583	5,502
Progressive Corp.	70,897	5,477
Global Payments Inc.	32,658	5,193
S&P Global Inc.	20,231	4,956
Prologis Inc.	56,910	4,850
Morgan Stanley	108,719	4,639
BlackRock Inc.	10,331	4,604
Simon Property Group Inc.	29,278	4,557
American International Group Inc.	79,900	4,450
Charles Schwab Corp.	104,805	4,384
Intercontinental Exchange Inc.	47,087	4,345
Aon plc	22,428	4,341
Equinix Inc.	7,396	4,266
Marsh & McLennan Cos. Inc.	42,297	4,232
SBA Communications Corp. Class A	15,794	3,809
* FleetCor Technologies Inc.	12,768	3,662
Capital One Financial Corp.	39,892	3,629
Public Storage	14,772	3,623
Bank of New York Mellon Corp.	79,501	3,594
Travelers Cos. Inc.	23,146	3,442
MetLife Inc.	72,340	3,412
BB&T Corp.	63,919	3,411
Allstate Corp.	29,585	3,215
Aflac Inc.	60,874	3,185
Welltower Inc.	34,803	3,155
* CBRE Group Inc. Class A	56,057	2,972
Moody's Corp.	14,200	2,909
Equity Residential	33,625	2,901
* Arch Capital Group Ltd.	68,675	2,883
Prudential Financial Inc.	31,932	2,872
* Markel Corp.	2,427	2,868
* Square Inc.	45,108	2,794
SunTrust Banks Inc.	37,898	2,607
Loews Corp.	48,803	2,512
* Alleghany Corp.	3,123	2,491
Ventas Inc.	33,100	2,417
Digital Realty Trust Inc.	18,310	2,377

WR Berkley Corp.	31,749	2,293
AvalonBay Communities Inc.	10,200	2,196
T. Rowe Price Group Inc.	18,574	2,122
Hartford Financial Services Group Inc.	33,742	2,045
American Homes 4 Rent Class A	76,425	1,979
Synchrony Financial	57,247	1,952
Essex Property Trust Inc.	5,973	1,951
Discover Financial Services	23,903	1,938
Willis Towers Watson plc	10,000	1,930
RenaissanceRe Holdings Ltd.	9,951	1,925
* Athene Holding Ltd. Class A	44,199	1,859
Realty Income Corp.	24,100	1,848
* Brighthouse Financial Inc.	44,826	1,814
MSCI Inc. Class A	8,302	1,808
Equifax Inc.	12,213	1,718
Boston Properties Inc.	12,781	1,657
Equity Commonwealth	48,342	1,656
First Republic Bank	17,026	1,646
White Mountains Insurance Group Ltd.	1,498	1,618
TransUnion	19,883	1,613
M&T Bank Corp.	10,199	1,611
State Street Corp.	26,969	1,596
Extra Space Storage Inc.	13,300	1,554
KeyCorp	84,218	1,502
* Globe Life Inc.	15,679	1,501
Ameriprise Financial Inc.	10,193	1,499
AGNC Investment Corp.	92,155	1,483
Fifth Third Bancorp	53,575	1,467
HCP Inc.	40,614	1,447
Nasdaq Inc.	14,423	1,433
* SVB Financial Group	6,856	1,433
E*TRADE Financial Corp.	32,518	1,421
Equity LifeStyle Properties Inc.	10,523	1,406
Regions Financial Corp.	87,002	1,376
Zions Bancorp NA	30,699	1,367
Reinsurance Group of America Inc. Class A	8,395	1,342
Comerica Inc.	20,326	1,341
Northern Trust Corp.	14,372	1,341
Cboe Global Markets Inc.	11,525	1,324
Western Alliance Bancorp	28,071	1,294
Alexandria Real Estate Equities Inc.	8,330	1,283
Huntington Bancshares Inc.	89,700	1,280
* Howard Hughes Corp.	9,394	1,217
Mid-America Apartment Communities Inc.	9,294	1,208
Camden Property Trust	10,700	1,188
Everest Re Group Ltd.	4,400	1,171
Lincoln National Corp.	19,230	1,160
Citizens Financial Group Inc.	31,943	1,130
SEI Investments Co.	18,913	1,121
TD Ameritrade Holding Corp.	23,647	1,104
Weyerhaeuser Co.	39,846	1,104
Lamar Advertising Co. Class A	13,067	1,071
Principal Financial Group Inc.	18,700	1,069
Franklin Resources Inc.	36,875	1,064
Host Hotels & Resorts Inc.	60,499	1,046
FactSet Research Systems Inc.	4,244	1,031
Douglas Emmett Inc.	24,033	1,029

Federal Realty Investment Trust	7,319	996
Cincinnati Financial Corp.	8,401	980
Apartment Investment & Management Co.	18,481	964
Kilroy Realty Corp.	12,189	949
Arthur J Gallagher & Co.	10,570	947
Brown & Brown Inc.	26,238	946
Synovus Financial Corp.	26,425	945
Raymond James Financial Inc.	11,434	943
Hanover Insurance Group Inc.	6,939	941
Broadridge Financial Solutions Inc.	7,331	912
Assurant Inc.	7,242	911
East West Bancorp Inc.	20,444	905
* Credit Acceptance Corp.	1,961	905
Fidelity National Financial Inc.	20,332	903
Ally Financial Inc.	26,054	864
Vornado Realty Trust	12,900	821
Navient Corp.	61,273	784
Duke Realty Corp.	23,013	782
Western Union Co.	32,876	762
* WEX Inc.	3,748	757
JBG SMITH Properties	19,287	756
MarketAxess Holdings Inc.	2,300	753
WP Carey Inc.	8,400	752
Voya Financial Inc.	13,412	730
Jones Lang LaSalle Inc.	5,012	697
TCF Financial Corp.	18,227	694
Associated Banc-Corp	34,076	690
Unum Group	23,193	689
Commerce Bancshares Inc.	11,196	679
UDR Inc.	13,895	674
VEREIT Inc.	68,000	665
Sterling Bancorp	32,600	654
Kimco Realty Corp.	31,300	654
Invitation Homes Inc.	21,896	648
New York Community Bancorp Inc.	50,788	637
New Residential Investment Corp.	40,541	636
Starwood Property Trust Inc.	26,200	635
Invesco Ltd.	37,000	627
Jack Henry & Associates Inc.	4,132	603
Santander Consumer USA Holdings Inc.	23,585	602
CyrusOne Inc.	7,600	601
Assured Guaranty Ltd.	13,302	591
Popular Inc.	10,841	586
Omega Healthcare Investors Inc.	14,000	585
Sun Communities Inc.	3,700	549
Legg Mason Inc.	14,354	548
* Euronet Worldwide Inc.	3,592	526
Gaming and Leisure Properties Inc.	13,700	524
First Horizon National Corp.	32,130	521
Wyndham Destinations Inc.	11,225	517
SL Green Realty Corp.	6,259	512
American Financial Group Inc.	4,520	487
* Zillow Group Inc.	16,319	487
SITE Centers Corp.	31,400	474
Outfront Media Inc.	17,000	472
Weingarten Realty Investors	15,484	451
Alliance Data Systems Corp.	3,477	446

First Hawaiian Inc.	16,576	443
Park Hotels & Resorts Inc.	17,624	440
* Fair Isaac Corp.	1,440	437
CNA Financial Corp.	8,693	428
Chimera Investment Corp.	21,783	426
Brookfield Property REIT Inc. Class A	20,850	425
Brixmor Property Group Inc.	20,800	422
OneMain Holdings Inc.	11,211	411
MFA Financial Inc.	55,156	406
Affiliated Managers Group Inc.	4,484	374
CoreSite Realty Corp.	3,037	370
Regency Centers Corp.	5,233	364
Spirit Realty Capital Inc.	7,200	345
Lazard Ltd. Class A	9,725	340
BankUnited Inc.	10,000	336
Annaly Capital Management Inc.	37,800	333
* Texas Capital Bancshares Inc.	6,062	331
First American Financial Corp.	5,600	330
LPL Financial Holdings Inc.	4,000	328
National Retail Properties Inc.	5,800	327
* CoreLogic Inc.	6,976	323
Old Republic International Corp.	13,642	322
BOK Financial Corp.	4,040	320
Liberty Property Trust	6,100	313
Brandywine Realty Trust	20,600	312
Jefferies Financial Group Inc.	16,533	304
VICI Properties Inc.	12,500	283
Interactive Brokers Group Inc.	5,220	281
Apple Hospitality REIT Inc.	16,400	272
Corporate Office Properties Trust	9,060	270
Signature Bank	2,248	268
TFS Financial Corp.	13,900	250
Retail Properties of America Inc.	19,700	243
Hudson Pacific Properties Inc.	6,800	228
Medical Properties Trust Inc.	10,779	211
Colony Capital Inc.	34,500	208
AXA Equitable Holdings Inc.	9,264	205
American Campus Communities Inc.	4,260	205
Umpqua Holdings Corp.	12,000	198
Cousins Properties Inc.	5,100	192
Healthcare Trust of America Inc. Class A	6,500	191
Two Harbors Investment Corp.	14,500	190
STORE Capital Corp.	4,944	185
Macerich Co.	5,800	183
Janus Henderson Group plc	8,100	182
Primerica Inc.	1,400	178
Service Properties Trust	6,900	178
CubeSmart	5,009	175
Americold Realty Trust	4,700	174
Axis Capital Holdings Ltd.	2,600	173
American National Insurance Co.	1,400	173
Iron Mountain Inc.	5,300	172
Kemper Corp.	2,200	171
Eaton Vance Corp.	3,800	171
Bank OZK	6,200	169
CIT Group Inc.	3,500	159
* Zillow Group Inc. Class A	5,347	158

Erie Indemnity Co. Class A	800	149
Rayonier Inc.	5,100	144
Morningstar Inc.	964	141
Evercore Inc. Class A	1,600	128
EPR Properties	1,518	117
First Citizens BancShares Inc. Class A	229	108
FNB Corp.	8,934	103
Taubman Centers Inc.	2,484	101
Pinnacle Financial Partners Inc.	1,700	96
BGC Partners Inc. Class A	15,300	84
Highwoods Properties Inc.	1,638	74
MGIC Investment Corp.	5,756	72
Cullen/Frost Bankers Inc.	800	71
SLM Corp.	6,800	60
Webster Financial Corp.	998	47
Mercury General Corp.	711	40
Bank of Hawaii Corp.	443	38
Life Storage Inc.	342	36
Prosperity Bancshares Inc.	487	34
People's United Financial Inc.	2,142	34
Columbia Property Trust Inc.	1,558	33
PacWest Bancorp	905	33
Empire State Realty Trust Inc.	2,287	33
Wintrust Financial Corp.	497	32
Paramount Group Inc.	2,332	31
		543,869
Health Care (6.2%)
Johnson & Johnson	237,487	30,726
Merck & Co. Inc.	239,480	20,159
Pfizer Inc.	533,150	19,156
UnitedHealth Group Inc.	88,062	19,138
Medtronic plc	124,710	13,546
Abbott Laboratories	156,188	13,068
Thermo Fisher Scientific Inc.	40,613	11,829
Amgen Inc.	58,906	11,399
Danaher Corp.	65,251	9,424
Eli Lilly & Co.	82,251	9,198
* Celgene Corp.	79,817	7,926
Zoetis Inc.	55,668	6,936
Stryker Corp.	30,449	6,586
AbbVie Inc.	83,654	6,334
* Boston Scientific Corp.	153,034	6,227
Becton Dickinson and Co.	24,169	6,114
Anthem Inc.	24,296	5,833
Cigna Corp.	37,429	5,681
* Intuitive Surgical Inc.	10,350	5,588
Gilead Sciences Inc.	88,002	5,578
* Biogen Inc.	23,496	5,470
Bristol-Myers Squibb Co.	93,960	4,765
* Vertex Pharmaceuticals Inc.	27,758	4,703
Allergan plc	27,905	4,696
* Edwards Lifesciences Corp.	19,556	4,301
* Illumina Inc.	13,510	4,110
Baxter International Inc.	45,000	3,936
Humana Inc.	13,448	3,438
* IDEXX Laboratories Inc.	12,599	3,426
HCA Healthcare Inc.	27,087	3,262

* Laboratory Corp. of America Holdings	17,109	2,874
Zimmer Biomet Holdings Inc.	18,070	2,480
Cooper Cos. Inc.	7,836	2,327
McKesson Corp.	16,936	2,314
Agilent Technologies Inc.	29,707	2,276
* IQVIA Holdings Inc.	15,129	2,260
* Masimo Corp.	13,214	1,966
* Elanco Animal Health Inc.	72,416	1,926
* Veeva Systems Inc. Class A	12,233	1,868
* QIAGEN NV	55,657	1,835
Quest Diagnostics Inc.	16,919	1,811
* Alexion Pharmaceuticals Inc.	18,022	1,765
Cerner Corp.	25,793	1,758
* Jazz Pharmaceuticals plc	13,097	1,678
* Penumbra Inc.	12,362	1,663
* Regeneron Pharmaceuticals Inc.	5,817	1,614
Cardinal Health Inc.	32,745	1,545
ResMed Inc.	11,300	1,527
Universal Health Services Inc. Class B	10,172	1,513
* Hologic Inc.	29,253	1,477
* Varian Medical Systems Inc.	11,382	1,355
Teleflex Inc.	3,932	1,336
* Incyte Corp.	17,801	1,321
AmerisourceBergen Corp. Class A	15,706	1,293
* BioMarin Pharmaceutical Inc.	18,134	1,222
* DexCom Inc.	8,079	1,206
* Centene Corp.	27,750	1,200
* Bio-Rad Laboratories Inc. Class A	3,420	1,138
* Exact Sciences Corp.	12,519	1,131
PerkinElmer Inc.	13,223	1,126
* Seattle Genetics Inc.	13,072	1,116
* Align Technology Inc.	5,984	1,083
* Premier Inc. Class A	35,367	1,023
Dentsply Sirona Inc.	18,983	1,012
* Charles River Laboratories International Inc.	6,994	926
Hill-Rom Holdings Inc.	8,722	918
* Neurocrine Biosciences Inc.	10,164	916
* WellCare Health Plans Inc.	3,485	903
* Sage Therapeutics Inc.	6,198	870
* DaVita Inc.	15,219	869
* Ionis Pharmaceuticals Inc.	14,347	860
* Alnylam Pharmaceuticals Inc.	10,641	856
* Catalent Inc.	17,491	834
Bio-Techne Corp.	4,125	807
Perrigo Co. plc	13,878	776
* Bluebird Bio Inc.	6,633	609
* Insulet Corp.	3,622	597
* Molina Healthcare Inc.	5,337	586
* Exelixis Inc.	32,765	579
STERIS plc	4,000	578
* ABIOMED Inc.	3,098	551
Chemed Corp.	1,300	543
West Pharmaceutical Services Inc.	3,341	474
* Acadia Healthcare Co. Inc.	12,408	386
* PRA Health Sciences Inc.	3,849	382
* Integra LifeSciences Holdings Corp.	5,352	321
* Varex Imaging Corp.	10,577	302

* Tenet Healthcare Corp.	10,526	233
Encompass Health Corp.	2,416	153
Cantel Medical Corp.	2,000	150
* Sarepta Therapeutics Inc.	1,178	89
* MEDNAX Inc.	3,555	80
* Mylan NV	3,800	75
* Horizon Therapeutics plc	2,702	74
* Medidata Solutions Inc.	774	71
Bruker Corp.	1,500	66
Patterson Cos. Inc.	3,400	61
* Guardant Health Inc.	714	46
* Agios Pharmaceuticals Inc.	1,400	45
* United Therapeutics Corp.	518	41
		334,219
Information Technology (0.1%)
* Workday Inc. Class A	19,059	3,239
* Twilio Inc. Class A	17,278	1,900
* Splunk Inc.	13,214	1,558
		6,697
Materials & Processing (1.5%)
Linde plc	49,487	9,587
DuPont de Nemours Inc.	59,120	4,216
Air Products & Chemicals Inc.	18,500	4,104
Ecolab Inc.	20,400	4,040
Sherwin-Williams Co.	7,060	3,882
Dow Inc.	62,047	2,957
Newmont Goldcorp Corp.	72,089	2,734
LyondellBasell Industries NV Class A	28,438	2,544
Ingersoll-Rand plc	20,400	2,513
PPG Industries Inc.	19,800	2,347
Ball Corp.	30,836	2,245
Vulcan Materials Co.	13,386	2,025
Martin Marietta Materials Inc.	6,586	1,805
Celanese Corp. Class A	14,628	1,789
Royal Gold Inc.	14,400	1,774
* Univar Solutions Inc.	71,543	1,485
* Crown Holdings Inc.	21,733	1,436
Freeport-McMoRan Inc.	148,924	1,425
* Alcoa Corp.	68,418	1,373
International Paper Co.	31,443	1,315
Hexcel Corp.	14,466	1,188
Fastenal Co.	35,846	1,171
Lennox International Inc.	4,681	1,137
Nucor Corp.	20,043	1,020
International Flavors & Fragrances Inc.	7,630	936
CF Industries Holdings Inc.	17,959	884
Owens Corning	13,342	843
Sealed Air Corp.	19,269	800
FMC Corp.	9,098	798
Masco Corp.	19,089	796
Armstrong World Industries Inc.	8,089	782
Reliance Steel & Aluminum Co.	7,600	757
Westrock Co.	20,760	757
Albemarle Corp.	10,400	723
Eagle Materials Inc.	7,542	679
Huntsman Corp.	27,900	649

Packaging Corp. of America	6,052	642
Eastman Chemical Co.	8,219	607
Valmont Industries Inc.	4,136	573
Silgan Holdings Inc.	18,967	570
NewMarket Corp.	1,129	533
* Element Solutions Inc.	50,671	516
Scotts Miracle-Gro Co.	5,042	513
Southern Copper Corp.	14,656	500
* Axalta Coating Systems Ltd.	16,360	493
Westlake Chemical Corp.	7,433	487
Ashland Global Holdings Inc.	6,198	478
RPM International Inc.	6,500	447
WR Grace & Co.	6,600	441
Versum Materials Inc.	8,023	425
Mosaic Co.	15,230	312
* Berry Global Group Inc.	7,219	283
* AdvanSix Inc.	10,696	275
Cabot Corp.	5,900	267
Graphic Packaging Holding Co.	15,800	233
GrafTech International Ltd.	17,200	220
AptarGroup Inc.	1,500	178
Chemours Co.	11,200	167
Steel Dynamics Inc.	4,900	146
Acuity Brands Inc.	1,067	144
Timken Co.	3,100	135
Watsco Inc.	500	85
Sonoco Products Co.	1,300	76
United States Steel Corp.	6,000	69
* Livent Corp.	8,229	55
Ardagh Group SA	3,458	54
Owens-Illinois Inc.	5,005	51
* Slack Technologies Inc. Class A	1,575	37
		79,528
Producer Durables (4.9%)
Boeing Co.	47,052	17,902
Accenture plc Class A	57,431	11,047
Honeywell International Inc.	63,834	10,801
Union Pacific Corp.	62,786	10,170
United Technologies Corp.	73,286	10,005
Lockheed Martin Corp.	22,492	8,773
3M Co.	49,887	8,201
United Parcel Service Inc. Class B	60,781	7,283
General Electric Co.	767,418	6,861
Caterpillar Inc.	49,756	6,285
Automatic Data Processing Inc.	38,034	6,139
Northrop Grumman Corp.	12,446	4,665
Deere & Co.	26,980	4,551
Raytheon Co.	22,435	4,402
CSX Corp.	63,354	4,389
Illinois Tool Works Inc.	26,375	4,127
Norfolk Southern Corp.	21,800	3,917
Waste Management Inc.	33,651	3,870
Emerson Electric Co.	54,190	3,623
Delta Air Lines Inc.	62,899	3,623
TransDigm Group Inc.	6,585	3,429
* United Airlines Holdings Inc.	38,134	3,371
FedEx Corp.	22,369	3,256

Johnson Controls International plc	72,978	3,203
General Dynamics Corp.	17,491	3,196
Roper Technologies Inc.	8,710	3,106
Eaton Corp. plc	37,345	3,105
* Copart Inc.	35,593	2,859
* Waters Corp.	12,476	2,785
Cintas Corp.	10,373	2,781
Southwest Airlines Co.	50,666	2,736
* CoStar Group Inc.	3,869	2,295
* Teledyne Technologies Inc.	6,944	2,236
Verisk Analytics Inc. Class A	13,447	2,127
AMETEK Inc.	22,442	2,061
* Mettler-Toledo International Inc.	2,797	1,970
Paychex Inc.	23,684	1,960
Xylem Inc.	23,614	1,880
HEICO Corp.	13,787	1,722
IDEX Corp.	10,462	1,715
Parker-Hannifin Corp.	9,302	1,680
Cummins Inc.	10,321	1,679
PACCAR Inc.	23,928	1,675
Stanley Black & Decker Inc.	10,910	1,576
* Keysight Technologies Inc.	16,038	1,560
* Welbilt Inc.	90,539	1,526
Rockwell Automation Inc.	9,203	1,517
Textron Inc.	30,558	1,496
Expeditors International of Washington Inc.	19,686	1,462
* Sensata Technologies Holding plc	29,137	1,459
* United Rentals Inc.	11,674	1,455
Republic Services Inc. Class A	16,510	1,429
Fortive Corp.	20,386	1,398
Huntington Ingalls Industries Inc.	6,494	1,375
* Gardner Denver Holdings Inc.	48,079	1,360
* Colfax Corp.	46,790	1,360
* AECOM	35,745	1,343
Allegion plc	12,833	1,330
Jacobs Engineering Group Inc.	14,361	1,314
CH Robinson Worldwide Inc.	15,011	1,273
* HD Supply Holdings Inc.	32,028	1,255
Nordson Corp.	8,492	1,242
JB Hunt Transport Services Inc.	11,052	1,223
Wabtec Corp.	16,047	1,153
* Kirby Corp.	13,568	1,115
Carlisle Cos. Inc.	7,633	1,111
Spirit AeroSystems Holdings Inc. Class A	13,411	1,103
AO Smith Corp.	22,475	1,072
* Zebra Technologies Corp.	4,990	1,030
* Trimble Inc.	26,321	1,022
BWX Technologies Inc.	17,602	1,007
* Genesee & Wyoming Inc. Class A	8,942	988
ITT Inc.	16,144	988
* XPO Logistics Inc.	13,742	984
FLIR Systems Inc.	18,391	967
Toro Co.	13,011	954
Oshkosh Corp.	12,558	952
Landstar System Inc.	7,935	893
AGCO Corp.	11,695	885
Air Lease Corp. Class A	20,291	849

Lincoln Electric Holdings Inc.	9,765	847
Arconic Inc.	32,466	844
* Clean Harbors Inc.	10,647	822
Robert Half International Inc.	14,500	807
WW Grainger Inc.	2,682	797
Quanta Services Inc.	20,704	783
Dover Corp.	7,663	763
Donaldson Co. Inc.	13,286	692
Xerox Holdings Corp.	22,618	677
Flowserve Corp.	14,313	669
Kansas City Southern	5,000	665
National Instruments Corp.	14,511	609
Copa Holdings SA Class A	5,839	577
* JetBlue Airways Corp.	33,052	554
* Stericycle Inc.	10,277	523
Avery Dennison Corp.	4,600	522
Knight-Swift Transportation Holdings Inc.	14,300	519
Genpact Ltd.	13,285	515
Old Dominion Freight Line Inc.	2,837	482
ManpowerGroup Inc.	5,650	476
* WESCO International Inc.	9,740	465
* Middleby Corp.	3,714	434
Terex Corp.	16,100	418
Snap-on Inc.	2,597	407
* Herc Holdings Inc.	8,516	396
Ryder System Inc.	7,500	388
MSC Industrial Direct Co. Inc. Class A	5,300	384
Pentair plc	10,087	381
Trinity Industries Inc.	19,100	376
HEICO Corp. Class A	3,638	354
Booz Allen Hamilton Holding Corp. Class A	4,900	348
Hubbell Inc. Class B	2,200	289
Macquarie Infrastructure Corp.	7,000	276
Graco Inc.	4,912	226
nVent Electric plc	10,087	222
Regal Beloit Corp.	2,800	204
Alaska Air Group Inc.	2,900	188
Woodward Inc.	1,400	151
* Gates Industrial Corp. plc	13,533	136
Littelfuse Inc.	768	136
Schneider National Inc. Class B	6,200	135
* Paylocity Holding Corp.	1,300	127
Rollins Inc.	3,712	126
* Resideo Technologies Inc.	7,562	109
Fluor Corp.	5,558	106
Altra Industrial Motion Corp.	2,386	66
Allison Transmission Holdings Inc.	1,200	56
ADT Inc.	8,500	53
Curtiss-Wright Corp.	305	39
Crane Co.	451	36
American Airlines Group Inc.	1,200	32
		262,694
Technology (10.8%)
Microsoft Corp.	713,500	99,198
Apple Inc.	434,049	97,214
* Facebook Inc. Class A	230,326	41,016
* Alphabet Inc. Class A	30,313	37,016

* Alphabet Inc. Class C	27,694	33,759
Intel Corp.	398,000	20,509
Cisco Systems Inc.	409,381	20,228
* Adobe Inc.	47,094	13,010
Oracle Corp.	215,417	11,854
International Business Machines Corp.	79,603	11,576
Texas Instruments Inc.	85,640	11,068
* salesforce.com Inc.	72,786	10,804
Broadcom Inc.	35,849	9,897
NVIDIA Corp.	51,262	8,923
QUALCOMM Inc.	108,398	8,269
* Micron Technology Inc.	138,310	5,927
Intuit Inc.	21,024	5,591
Applied Materials Inc.	90,715	4,527
* ServiceNow Inc.	15,824	4,017
* IHS Markit Ltd.	57,328	3,834
* Advanced Micro Devices Inc.	129,923	3,766
Analog Devices Inc.	32,108	3,587
L3Harris Technologies Inc.	16,506	3,444
Lam Research Corp.	14,049	3,247
* Autodesk Inc.	21,648	3,197
Activision Blizzard Inc.	59,760	3,162
* VeriSign Inc.	16,053	3,028
* Electronic Arts Inc.	29,113	2,848
* Twitter Inc.	68,447	2,820
Cognizant Technology Solutions Corp. Class A	45,015	2,713
Motorola Solutions Inc.	15,878	2,706
* Gartner Inc.	18,074	2,584
HP Inc.	133,373	2,523
Amphenol Corp. Class A	26,138	2,522
* Atlassian Corp. plc Class A	18,735	2,350
NXP Semiconductors NV	21,499	2,346
KLA Corp.	14,117	2,251
* Synopsys Inc.	16,191	2,222
Hewlett Packard Enterprise Co.	142,229	2,158
* Black Knight Inc.	34,912	2,132
Xilinx Inc.	21,429	2,055
* GoDaddy Inc. Class A	30,357	2,003
Corning Inc.	68,131	1,943
* Okta Inc.	19,409	1,911
Microchip Technology Inc.	20,270	1,883
* DocuSign Inc. Class A	29,825	1,847
* Cadence Design Systems Inc.	27,659	1,828
Western Digital Corp.	29,474	1,758
* Palo Alto Networks Inc.	8,303	1,692
Match Group Inc.	22,828	1,631
* IAC/InterActiveCorp	7,373	1,607
* ANSYS Inc.	7,069	1,565
* Akamai Technologies Inc.	17,101	1,563
* Dell Technologies Inc.	29,426	1,526
* Ceridian HCM Holding Inc.	28,778	1,421
Maxim Integrated Products Inc.	24,329	1,409
Skyworks Solutions Inc.	17,100	1,355
Symantec Corp.	56,039	1,324
* SolarWinds Corp.	70,513	1,301
* Teradata Corp.	41,774	1,295
* Arista Networks Inc.	5,403	1,291

Marvell Technology Group Ltd.	51,555	1,287
* EchoStar Corp. Class A	32,155	1,274
* Elastic NV	14,895	1,226
* Tyler Technologies Inc.	4,332	1,137
Teradyne Inc.	19,532	1,131
CDW Corp.	8,857	1,092
Citrix Systems Inc.	11,127	1,074
VMware Inc. Class A	6,737	1,011
* Take-Two Interactive Software Inc.	7,963	998
Juniper Networks Inc.	40,200	995
* F5 Networks Inc.	6,859	963
Amdocs Ltd.	14,500	959
NetApp Inc.	17,871	938
Leidos Holdings Inc.	10,350	889
* Qorvo Inc.	11,320	839
* Fortinet Inc.	10,756	826
* ON Semiconductor Corp.	41,780	803
* Paycom Software Inc.	3,751	786
Avnet Inc.	17,300	770
SS&C Technologies Holdings Inc.	14,800	763
Cypress Semiconductor Corp.	32,500	759
* Guidewire Software Inc.	7,046	742
* Proofpoint Inc.	5,609	724
CDK Global Inc.	14,435	694
DXC Technology Co.	21,932	647
Universal Display Corp.	3,786	636
* Zendesk Inc.	8,670	632
* RingCentral Inc. Class A	4,984	626
* EPAM Systems Inc.	3,426	625
Sabre Corp.	27,200	609
MKS Instruments Inc.	6,500	600
* Arrow Electronics Inc.	7,307	545
Dolby Laboratories Inc. Class A	8,275	535
* Manhattan Associates Inc.	6,606	533
* Zynga Inc. Class A	85,400	497
* PTC Inc.	7,269	496
* Nuance Communications Inc.	29,402	480
* NCR Corp.	14,237	449
* Inovalon Holdings Inc. Class A	22,204	364
* GrubHub Inc.	6,383	359
Jabil Inc.	8,300	297
* Yelp Inc. Class A	8,175	284
Monolithic Power Systems Inc.	1,800	280
* Pure Storage Inc. Class A	14,100	239
* Coherent Inc.	1,542	237
Switch Inc.	12,674	198
* IPG Photonics Corp.	1,431	194
SYNNEX Corp.	1,700	192
* Aspen Technology Inc.	1,506	185
* CACI International Inc. Class A	800	185
* FireEye Inc.	12,696	169
* RealPage Inc.	2,592	163
* Pinterest Inc. Class A	6,144	162
* CommScope Holding Co. Inc.	13,800	162
* New Relic Inc.	2,500	154
Entegris Inc.	3,200	151
* Ciena Corp.	3,800	149

	LogMeIn Inc.	2,100	149
*	ViaSat Inc.	1,900	143
*	Nutanix Inc.	5,012	132
*	Anaplan Inc.	2,700	127
*	Dropbox Inc. Class A	5,946	120
*	Smartsheet Inc. Class A	3,300	119
*	Coupa Software Inc.	900	117
	Perspecta Inc.	4,425	116
*	Groupon Inc. Class A	43,209	115
*	Avalara Inc.	1,700	114
*	Pagerduty Inc.	3,900	110
*	MongoDB Inc.	900	108
*	HubSpot Inc.	700	106
	Pegasystems Inc.	1,468	100
*	Zoom Video Communications Inc. Class A	973	74
	Cognex Corp.	800	39
	Ubiquiti Inc.	306	36
*,§ Tahoe Resources Inc. CVR Exp. 02/27/2029		22,786	5
*	Cree Inc.	43	2
			584,597
Utilities (2.5%)
	Verizon Communications Inc.	384,874	23,231
	AT&T Inc.	550,518	20,832
	NextEra Energy Inc.	47,042	10,960
	Duke Energy Corp.	76,972	7,379
	Southern Co.	101,616	6,277
	Dominion Energy Inc.	75,797	6,143
	American Electric Power Co. Inc.	45,700	4,282
	Exelon Corp.	84,900	4,101
	Sempra Energy	26,229	3,872
*	T-Mobile US Inc.	45,848	3,611
	American Water Works Co. Inc.	27,784	3,452
	Consolidated Edison Inc.	33,700	3,184
	Public Service Enterprise Group Inc.	49,300	3,061
	WEC Energy Group Inc.	27,832	2,647
	NRG Energy Inc.	62,415	2,472
	Xcel Energy Inc.	37,904	2,460
	Edison International	28,046	2,115
*	Zayo Group Holdings Inc.	58,134	1,971
	DTE Energy Co.	14,767	1,963
	PPL Corp.	61,004	1,921
	Eversource Energy	22,187	1,896
	FirstEnergy Corp.	38,600	1,862
	Entergy Corp.	11,483	1,348
	Evergy Inc.	19,735	1,314
	Alliant Energy Corp.	24,226	1,306
	CMS Energy Corp.	20,227	1,293
	NiSource Inc.	42,649	1,276
	Ameren Corp.	15,737	1,260
	CenterPoint Energy Inc.	39,500	1,192
	OGE Energy Corp.	23,786	1,079
	Vistra Energy Corp.	39,091	1,045
	Aqua America Inc.	20,886	936
	AES Corp.	53,469	874
*	Sprint Corp.	139,426	860
	UGI Corp.	15,661	787
	Atmos Energy Corp.	5,945	677

Pinnacle West Capital Corp.	5,958	578
Telephone & Data Systems Inc.	22,046	569
* United States Cellular Corp.	8,658	325
MDU Resources Group Inc.	9,950	280
National Fuel Gas Co.	5,771	271
Avangrid Inc.	4,545	237
IDACORP Inc.	1,500	169
* PG&E Corp.	11,429	114
Hawaiian Electric Industries Inc.	1,058	48
		137,530
Total Common Stocks (Cost $1,473,644)		2,602,388

			Face
		Maturity	Amount
	Coupon	Date	($000)
Tax-Exempt Municipal Bonds (52.0%)
Alabama (0.5%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	512
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	500	548
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	380	420
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/31	1,100	1,360
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,677
2 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.300%	12/1/23	1,000	990
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	3,885	4,035
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	430	456
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	634
Huntsville AL GO	5.000%	5/1/35	1,125	1,396
Huntsville AL GO	5.000%	5/1/38	1,860	2,355
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,246
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,205
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	562
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	428
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	6,185	6,694
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	1,105	1,203
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	530	647
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	1,090	1,327
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	740	838
				28,533
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	425	466
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	81
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,763

Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,571
				3,881
Arizona (1.1%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	800
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	631
Arizona COP	5.000%	10/1/26	2,000	2,478
Arizona Lottery Revenue	5.000%	7/1/28	1,000	1,285
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,450
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	1,165	1,397
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,383
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	2,155	2,447
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,110	2,468
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	514
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	550
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,431
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,246
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/27	1,000	1,176
Chandler AZ GO	5.000%	7/1/23	1,165	1,325
Gilbert AZ GO	5.000%	7/1/20	2,480	2,549
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	342
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,062
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,022
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/24	1,700	1,988
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	375
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,261
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,290	2,521
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	1,295	1,592
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	2,000	2,228
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	559
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,260	1,388
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,040	2,320
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,520	2,950
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,294

Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/27	300	360
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/28	250	305
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,150	1,182
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	514
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,293
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,125	1,331
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	515	555
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,191
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,880
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,058
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	807
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	537
				59,045
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,017
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,055	1,275
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21 (Prere.)	55	56
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,000	1,128
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,277
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,226
University of Arkansas Revenue	5.000%	11/1/21	805	866
University of Arkansas Revenue	5.000%	11/1/24	800	939
University of Arkansas Revenue	5.000%	11/1/30	765	938
				9,722
California (4.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	548
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	811
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,120	1,405
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	554
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,690	1,211
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	1,000	1,127
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,015	1,142

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	520
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	500	547
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,133
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,150
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	925
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	1,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,055
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,071
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,086
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.600%	2.180%	4/1/20	1,000	1,000
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	2.280%	4/1/21	1,000	1,006
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.480%	5/1/23	1,000	1,018
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	812
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	1,165	1,191
California GO	5.000%	2/1/20	500	506
California GO	5.000%	10/1/20	2,000	2,075
California GO	5.000%	8/1/22	1,000	1,107
California GO	5.000%	9/1/22	1,805	2,004
California GO	5.000%	11/1/23	1,155	1,331
California GO	5.000%	4/1/24	2,000	2,332
California GO	5.000%	9/1/24	1,315	1,553
California GO	5.000%	10/1/24	2,000	2,367
California GO	5.000%	10/1/25	2,500	3,043
California GO	5.000%	3/1/26	660	787
California GO	5.000%	4/1/26	2,000	2,463
California GO	5.000%	4/1/27	2,000	2,519
California GO	3.500%	8/1/27	1,515	1,754
California GO	5.000%	2/1/28	690	774
California GO	5.000%	9/1/29	455	561
California GO	5.000%	11/1/29	1,700	1,949
California GO	5.250%	3/1/30	500	508
California GO	5.000%	4/1/30	500	666
California GO	5.000%	9/1/30	1,000	1,070

California GO	5.250%	9/1/30	500	537
California GO	5.000%	4/1/31	1,005	1,357
California GO	4.000%	8/1/31	1,675	1,926
California GO	5.000%	2/1/32	500	542
California GO	5.000%	4/1/32	2,500	3,224
California GO	5.000%	10/1/32	1,875	2,194
California GO	4.000%	8/1/33	1,520	1,734
California GO	5.000%	8/1/33	2,865	3,488
California GO	4.000%	9/1/33	2,000	2,284
California GO	3.000%	10/1/34	1,225	1,301
California GO	3.000%	10/1/35	1,815	1,921
California GO	3.000%	10/1/36	1,500	1,580
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,145	1,289
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,102
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,259
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	760	846
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	520	537
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,195	1,349
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,027
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	500	519
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,242
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	650
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,159
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	517
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,097
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,151
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,412
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	336
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	260	281
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,018
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	27

California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	2,107
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,106
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	380
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	245	269
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	255	280
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,113
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,218
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,511
California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,356
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,471
2 California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	5.400%	10/4/19 (14)	1,500	1,500
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	465
Centinela Valley CA Union High School District
GO	4.000%	8/1/29 (4)	1,035	1,196
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,134
Chaffey CA Community College District GO	5.000%	6/1/23	850	971
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	954
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,115
3 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/34	1,000	963
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	1,000	1,148
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,139
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,076
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	1,000	1,057
3 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.200% coupon
rate effective 1/15/2024	0.000%	1/15/29	1,390	1,410
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,215
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	582
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,796
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,565	1,851
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	870	886
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,703

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,169
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	379
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	90	90
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	435	494
Long Beach CA Harbor Revenue	5.000%	12/15/20	1,300	1,360
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,198
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,114
Los Angeles CA Community College District GO	4.000%	8/1/37	2,000	2,169
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	512
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,375	1,699
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,330	1,683
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,200
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,695	2,146
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,145	1,440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	500	609
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,550	3,208
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,765
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,748
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,175
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,412
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	554
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,543
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	1,000	1,246
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	1,000	1,301
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	600	631
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,355
3 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,155
Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,859
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	510
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	552
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,813

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,232
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,357
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	951
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	904
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	740	532
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,170
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,069
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,395	1,711
Riverside CA Electric Revenue	5.000%	10/1/32	1,800	2,343
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	1,000	1,149
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,817
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	340	375
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	325	377
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	760	852
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,334
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	192
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	330	341
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	495	605
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	699
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	960
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	544
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	536
San Diego CA Community College District GO	5.000%	8/1/23 (Prere.)	1,000	1,150
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	517
San Diego CA Unified School District GO	0.000%	7/1/27	500	438
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	520	685
San Diego CA Unified School District GO	0.000%	7/1/28	500	426
San Diego CA Unified School District GO	0.000%	7/1/29	500	412
San Diego CA Unified School District GO	0.000%	7/1/30	100	80
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	514
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	611
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,201
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,530	1,840
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	368

San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	514
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,981
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,119
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	101
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	405	444
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	428
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/34	1,000	1,278
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	524
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	1,245	1,370
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,700	2,118
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,193
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,500	1,851
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,026
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	1,000	1,068
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	1,020
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,190
Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,057
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,179
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,009
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,202
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,261
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	916
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,635	1,975
University of California Revenue	5.000%	5/15/21 (Prere.)	160	170
University of California Revenue	5.000%	5/15/23	875	930
University of California Revenue	5.000%	5/15/23 (Prere.)	310	352
University of California Revenue	5.000%	5/15/28	690	784
University of California Revenue	4.000%	5/15/33	2,500	2,871
University of California Revenue	4.000%	5/15/33	1,000	1,112
University of California Revenue	4.000%	5/15/34	1,000	1,146
University of California Revenue	4.000%	5/15/34	1,770	1,932
University of California Revenue	4.000%	5/15/35	2,000	2,276
University of California Revenue	5.000%	5/15/35	1,620	2,051
University of California Revenue	5.000%	5/15/35	1,165	1,470
University of California Revenue PUT	5.000%	5/15/23	3,645	4,148
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	853

West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,225	845
				252,793
Colorado (1.1%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,715
Adams County CO COP	5.000%	12/1/31	650	779
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	337
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	538
Colorado COP	4.000%	12/15/33	1,225	1,428
Colorado COP	4.000%	12/15/34	1,335	1,551
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	573
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	1,000	1,146
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group) PUT	5.000%	11/19/26	1,000	1,230
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,326
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,980	3,401
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	2,500	2,627
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	547
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,686
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	557
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/22	1,000	1,105
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	536
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,391
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,175	1,385
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	448
Denver CO City & County Airport Revenue	5.000%	12/1/26	750	927
Denver CO City & County Airport Revenue	4.000%	12/1/38	400	455
Denver CO City & County COP	5.000%	6/1/37	1,685	2,009
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/29	500	394
Denver CO City & County GO	5.000%	8/1/23	1,535	1,750
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,120
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,438
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,010	945
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,035
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/30	2,400	2,964
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26	350	389
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27	500	555

El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29	500	554
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	576
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	703
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,119
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,285
Larimer County School District No. R-1 Poudre
GO	5.000%	12/15/29	1,000	1,294
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,035
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,025
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	5,400	5,986
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	515	565
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,820
				58,249
Connecticut (0.8%)
Connecticut GO	5.000%	4/15/21	500	528
Connecticut GO	5.000%	11/15/22	1,935	2,146
Connecticut GO	5.000%	4/15/24	800	867
Connecticut GO	5.000%	2/15/25	1,000	1,173
Connecticut GO	5.000%	5/15/25	2,345	2,769
Connecticut GO	5.000%	2/15/26	1,000	1,200
Connecticut GO	5.000%	9/1/26	1,000	1,161
Connecticut GO	5.000%	2/15/27	1,000	1,224
Connecticut GO	4.000%	9/15/27	1,000	1,064
Connecticut GO	5.000%	4/15/28	1,000	1,251
Connecticut GO	5.000%	4/15/28	500	543
Connecticut GO	5.000%	3/1/32	2,950	3,340
Connecticut GO	5.000%	10/15/32	705	772
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	1,000	1,280
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/31	1,000	1,195
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	582
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,602
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	877
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	902
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,390	3,790
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	519
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,135	2,735
Connecticut Special Tax Revenue	5.000%	10/1/34	1,000	1,234

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,343
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,249
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,604
Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,302
University of Connecticut GO	5.000%	2/15/27	635	740
University of Connecticut Revenue	5.000%	11/1/27	1,000	1,249
				42,241
Delaware (0.1%)
Delaware GO	5.000%	7/1/20	662	681
Delaware GO	5.000%	10/1/20	700	726
Delaware GO	5.000%	2/1/25	1,010	1,205
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	733
Delaware River & Bay Authority Revenue	3.000%	1/1/38	1,495	1,529
4 University of Delaware Revenue	5.000%	11/1/34	440	604
4 University of Delaware Revenue	5.000%	11/1/35	500	690
Wilmington DE GO	5.000%	11/1/28	1,000	1,039
				7,207
District of Columbia (0.6%)
District of Columbia GO	5.000%	6/1/25	1,225	1,472
District of Columbia GO	5.000%	6/1/29	3,740	4,340
District of Columbia GO	5.000%	10/15/31	1,050	1,355
District of Columbia GO	5.000%	6/1/32	1,000	1,211
District of Columbia GO	5.000%	10/15/32	2,235	2,873
District of Columbia GO	5.000%	6/1/34	1,320	1,611
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,168
District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,506
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	707
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	503
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	512
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	2,175	2,682
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	4,000	4,757
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	540	561
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,225	2,787
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	697
Washington Convention & Sports Authority
Revenue	5.000%	10/1/26	1,080	1,334
				30,076
Florida (2.8%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,127
Broward County FL Airport System Revenue	5.000%	10/1/28	400	441
Broward County FL Airport System Revenue	5.375%	10/1/29	500	502
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,150
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/29	400	449

Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,130
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,237
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	750	767
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,317
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,347
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	760	806
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	4,285	4,705
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	709
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,341
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	1,365	1,459
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,885
Florida Department of Transportation GO	5.000%	7/1/27	1,315	1,662
Florida Department of Transportation GO	4.000%	7/1/29	2,000	2,093
Florida GO	4.000%	6/1/27	1,455	1,590
Florida GO	5.000%	7/1/27	1,415	1,752
Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,555	2,964
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,110
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,558
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	3,990	4,011
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	561
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	1,650	1,803
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	310	327
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,219
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	1,160	1,310
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	190	199
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,955	2,193
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	565
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,465	1,828
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,905	2,378
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,388

Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,305
Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,885
Jacksonville FL Special Revenue	5.000%	10/1/32	500	547
Jacksonville FL Transportation Authority Local
Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,182
Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,423
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,875
Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,271
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	950
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,475	1,790
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/39	1,655	2,015
Miami Beach FL GO	5.000%	5/1/35	1,165	1,488
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,154
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,204
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,258
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,794
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	2,159
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,242
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/30 (4)	1,325	1,646
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/35 (4)	1,000	1,223
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	585	607
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	518
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,565	1,881
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,199
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	2,000	2,124
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,390
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	860	992
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	830	956
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,121
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,033
Miami-Dade County FL School Board COP	5.000%	2/1/26	2,990	3,627
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,510	1,749
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,540	1,704
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,104
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	552
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/37	1,255	1,562

Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39	1,265	687
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,580
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,286
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,157
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,831
Orange County FL School Board COP	5.000%	8/1/33	6,105	7,358
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	514
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,520	1,892
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	815
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,243
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24 (Prere.)	560	659
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,503
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,809
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,769
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,329
Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,129
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,295
South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,129
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,180	1,324
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,026
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,130
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,157
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,192
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	878
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,473
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,468
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	610	629
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	219
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,575	1,705
Tampa FL Hospital Revenue	5.000%	7/1/23	750	818
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	251
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	313
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,255	1,323
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	544

Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32	1,000	1,132
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,061
Volusia County FL School Board COP	5.000%	8/1/25	1,000	1,161
				151,212
Georgia (1.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,105
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,265
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,615
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,541
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	555	735
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,170	1,444
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	510	635
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	448
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31	800	982
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	537
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/38	1,500	1,873
Georgia GO	5.000%	2/1/20	1,375	1,392
Georgia GO	5.000%	7/1/21	2,550	2,716
Georgia GO	5.000%	7/1/24	1,500	1,760
Georgia GO	5.000%	7/1/24	1,000	1,173
Georgia GO	5.000%	7/1/25	1,100	1,329
Georgia GO	5.000%	2/1/30	1,500	1,872
Georgia GO	5.000%	2/1/31	1,500	1,865
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	702
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	423
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,892
Gwinnett County GA School District GO	5.000%	2/1/28	500	594
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	627
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	525	565
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/33	500	612
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/38	500	668
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	6,010	6,500
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	6,245	6,779

Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	1,130	1,272
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,714
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,117
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,500	1,775
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,799
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,209
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,685	1,909
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	705
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	465	563
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/32	500	605
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/33	100	120
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	700	830
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/36	500	597
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/27	1,520	1,925
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,019
				63,808
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29	800	912
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	846
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/23	1,000	1,117
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/33	1,305	1,436
Guam International Airport Authority Revenue	5.000%	10/1/21	465	490
				4,801
Hawaii (0.9%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	320	329
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	425
Hawaii GO	5.000%	10/1/21	2,500	2,685
Hawaii GO	5.000%	12/1/21 (Prere.)	310	335
Hawaii GO	5.000%	12/1/21 (Prere.)	190	205
Hawaii GO	5.000%	12/1/21	375	405
Hawaii GO	5.000%	10/1/22	4,175	4,633
Hawaii GO	5.000%	8/1/24	1,765	2,071
Hawaii GO	5.000%	8/1/25	1,500	1,757
Hawaii GO	5.000%	10/1/25	1,575	1,906
Hawaii GO	5.000%	1/1/26	2,295	2,792
Hawaii GO	5.000%	8/1/29	3,500	3,970
Hawaii GO	4.000%	4/1/30	1,500	1,707
Hawaii GO	5.000%	1/1/31	1,275	1,643

Hawaii GO	4.000%	4/1/31	1,000	1,134
Hawaii GO	5.000%	1/1/33	1,475	1,845
Hawaii GO	5.000%	1/1/36	4,060	5,038
Hawaii GO	4.000%	1/1/37	2,065	2,354
Honolulu HI City & County GO	5.000%	10/1/20	2,335	2,421
Honolulu HI City & County GO	5.000%	12/1/20 (Prere.)	310	323
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	1,000	1,068
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	536
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,335
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,205
Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,801
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,383
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31	1,000	1,188
University of Hawaii Revenue	5.000%	10/1/19 (Prere.)	500	500
				50,994
Idaho (0.1%)
Canyon County ID School District No. 139
(Vallivue) GO	4.000%	9/15/21	1,215	1,280
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/28	1,595	1,992
				3,272
Illinois (2.7%)
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	840	844
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,060
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	573
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,106
Chicago IL Board of Education GO	5.000%	12/1/24	700	786
Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,684
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	105	86
Chicago IL Board of Education GO	7.000%	12/1/26	500	630
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	767
Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,358
Chicago IL Board of Education GO	5.000%	12/1/30 (4)	1,250	1,514
Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,360
Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,469
Chicago IL GO	5.000%	1/1/24	520	572
Chicago IL GO	5.000%	1/1/26	335	377
Chicago IL GO	5.000%	1/1/27 (4)	1,945	1,965
Chicago IL GO	5.125%	1/1/27	100	113
Chicago IL GO	5.000%	1/1/28	1,090	1,277
Chicago IL GO	5.250%	1/1/28	200	226
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,209
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	538
Chicago IL Midway Airport Revenue	5.000%	1/1/26	210	233
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	302
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	315
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	224
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,187
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,129
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,170
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,030	1,198
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	537
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,158

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,186
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,000	1,237
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,234
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,107
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,400
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,168
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,190
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,525	1,707
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30 (14)	1,230	1,538
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,135
Cook County IL GO	5.000%	11/15/21	500	502
Cook County IL GO	5.250%	11/15/25	1,000	1,071
Cook County IL GO	5.000%	11/15/26 (4)	1,545	1,867
Cook County IL GO	5.000%	11/15/28	660	684
Cook County IL GO	5.250%	11/15/28	565	604
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,740
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,917
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	536
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,510
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	1,000	1,226
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,195
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,192
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,163
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,109
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,103
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/35	1,000	1,164
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,548
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,262
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,050	1,212
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	500	538
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	534
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,156
Illinois GO	5.000%	11/1/19	1,000	1,002
Illinois GO	5.000%	1/1/20 (4)	200	202
Illinois GO	5.000%	8/1/20	305	312
Illinois GO	5.000%	11/1/20	7,000	7,210
Illinois GO	5.000%	1/1/21 (4)	710	716
Illinois GO	5.000%	5/1/21	505	527
Illinois GO	5.000%	8/1/21	605	636
Illinois GO	5.000%	11/1/21	3,415	3,610

Illinois GO	5.000%	8/1/22	1,000	1,074
Illinois GO	5.000%	10/1/22	1,290	1,391
Illinois GO	5.000%	11/1/22	1,000	1,080
Illinois GO	5.000%	11/1/22	2,300	2,476
Illinois GO	5.000%	2/1/23	540	584
Illinois GO	5.000%	11/1/23	1,000	1,099
Illinois GO	5.500%	7/1/24	1,100	1,214
Illinois GO	5.000%	8/1/24	1,500	1,596
Illinois GO	5.000%	10/1/24	1,470	1,632
Illinois GO	5.000%	11/1/24	1,785	1,985
Illinois GO	5.000%	3/1/26 (4)	1,125	1,206
Illinois GO	5.000%	11/1/26	1,785	2,025
Illinois GO	5.000%	2/1/28	1,690	1,930
Illinois GO	5.000%	10/1/28	2,000	2,337
Illinois GO	5.000%	11/1/29	1,000	1,142
Illinois GO	5.250%	2/1/30	1,900	2,091
Illinois GO	5.250%	7/1/31	1,000	1,085
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	585
Illinois Sales Tax Revenue	5.000%	6/15/28 (15)	1,000	1,163
Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,133
Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,129
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	504
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	1,600	2,030
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,890
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,109
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,014
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	554
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,451
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	1,063
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	910	780
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	1,065	886
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/29 (14)	2,505	3,056
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,205	1,664
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	1,000	534
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/27	710	827
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	1,500	1,606
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,540	1,097
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	340	238
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,215	836

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	1,130	750
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	1,790	1,170
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	1,000	559
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	1,070	1,306
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,244
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,132
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	431
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,883
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,128
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,253
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	750
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	1,072
				146,691
Indiana (0.7%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	360	442
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,283
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,769
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/29	790	973
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,224
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,618
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	867
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	585
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/29	1,000	1,269
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	745
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	1,175	1,456
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	1,520	1,874
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	1,120	1,371

Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	1,685	1,873
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,817
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	730
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,209
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/23 (Prere.)	500	560
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	552
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,699
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,227
Indiana University Student Fee Revenue	5.000%	6/1/30	1,600	1,748
Indianapolis Department of Public Utilities Water
System Revenue	5.000%	10/1/35	1,425	1,797
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	1,500	1,514
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,375	1,611
Ivy IN Tech Community College Revenue	5.000%	7/1/32	865	1,086
Ivy IN Tech Community College Revenue	5.000%	7/1/33	860	1,075
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	870	926
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	817
				35,717
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,553
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	250	254
5 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	336
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	2,120	2,299
Polk County IA GO	4.000%	6/1/25	2,115	2,264
Xenia IA Rural Water District Water Revenue	5.000%	12/1/28	1,000	1,187
				7,893
Kansas (0.3%)
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27	1,000	1,162
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,035	1,070
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	510	600
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	822
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,552
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,345	1,508
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,776

Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,474
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/23	1,565	1,787
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	538
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,000	1,100
				13,389
Kentucky (0.6%)
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	994
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/29	1,980	2,481
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,220	1,058
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,867
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	645	651
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,170
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,225
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	9,105	9,897
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	6,000	6,631
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	1,200	1,327
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	1,000	1,107
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,270
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	755
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,118
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	1,000	1,092
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	1,050	1,163
				33,806
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	553
Bossier City LA Utilities Revenue	5.000%	10/1/23	595	675

2 East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.870%	10/1/19	1,100	1,100
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,061
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,310
Louisiana GO	5.000%	4/1/24	2,625	3,035
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/29 (15)	1,315	1,656
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36	1,250	1,511
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	1,000	1,127
Louisiana State University Revenue	5.000%	7/1/23	455	514
New Orleans LA Aviation Board Revenue	5.000%	10/1/27 (4)	910	1,120
New Orleans LA GO	5.000%	12/1/31	500	553
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,850
				16,065
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/29	445	555
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/30	600	745
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	504
				1,804
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,509
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,341
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,759
Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,179
Baltimore County MD GO	5.000%	2/1/21	1,500	1,574
Baltimore County MD GO	5.000%	8/1/21	1,435	1,532
Baltimore County MD GO	4.000%	3/1/30	1,200	1,395
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22 (Prere.)	650	723
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/32	1,275	1,649
Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,451
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	788
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	85
Howard County MD GO	5.000%	8/15/24	120	128
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,105
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,288
Maryland Department of Transportation
Revenue	4.000%	12/1/23	1,905	2,015
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,514
Maryland GO	5.000%	8/1/20 (Prere.)	870	897
Maryland GO	5.250%	8/1/20	1,130	1,167
Maryland GO	5.000%	6/1/21	2,425	2,573
Maryland GO	4.000%	8/1/21	1,000	1,049
Maryland GO	5.000%	8/1/21	1,000	1,067

Maryland GO	5.000%	3/15/22	1,000	1,090
Maryland GO	5.000%	8/1/22	4,000	4,415
Maryland GO	5.000%	8/1/22	1,790	1,976
Maryland GO	5.000%	8/1/22	1,500	1,656
Maryland GO	5.000%	3/15/23	1,145	1,289
Maryland GO	4.000%	8/1/23	2,655	2,923
Maryland GO	5.000%	8/1/23	1,670	1,902
Maryland GO	5.000%	8/1/23	1,920	2,187
Maryland GO	5.000%	3/15/24	1,100	1,277
Maryland GO	5.000%	8/1/25	1,000	1,208
Maryland GO	5.000%	3/15/26	1,235	1,517
Maryland GO	4.000%	8/1/26	1,970	2,163
Maryland GO	4.000%	3/1/29	3,000	3,184
Maryland GO	4.000%	6/1/29	2,000	2,238
Maryland GO	5.000%	3/15/31	1,600	2,034
Maryland GO	5.000%	8/1/31	1,000	1,279
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,950	2,381
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	546
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/31	750	909
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	550
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	512
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,413
Montgomery County MD GO	5.000%	11/1/22	1,000	1,113
Montgomery County MD GO	5.000%	11/1/22	1,275	1,419
Montgomery County MD GO	5.000%	11/1/23	2,885	3,312
Montgomery County MD GO	4.000%	11/1/28	2,390	2,840
Montgomery County MD GO	5.000%	11/1/29	1,000	1,179
Montgomery County MD GO	4.000%	11/1/30	1,000	1,121
Montgomery County MD GO	4.000%	12/1/30	1,555	1,745
Montgomery County MD GO	3.750%	11/1/37	1,000	1,105
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,780
Prince Georges County MD GO	5.000%	9/15/23	580	622
4 University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/25	3,350	3,825
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	1,000	1,154
				89,652
Massachusetts (1.3%)
Boston MA GO	5.000%	4/1/20	780	795
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/27	2,880	3,562
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	495	549
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	410	519

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	655
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	955	1,287
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	505
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,000	1,112
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,137
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,521
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,319
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	414
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	40	40
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	358
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	750	774
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	510	526
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	600	619
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	622
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,503
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	764
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/32	1,105	1,340
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	303
Massachusetts GO	5.000%	8/1/20	500	515
Massachusetts GO	5.250%	8/1/20	300	310
Massachusetts GO	5.500%	10/1/20	525	547
Massachusetts GO	5.500%	10/1/20 (14)	500	521
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	528
Massachusetts GO	5.000%	8/1/22	1,000	1,104
Massachusetts GO	5.250%	8/1/23	525	603
Massachusetts GO	5.000%	12/1/23	1,520	1,748
Massachusetts GO	5.000%	12/1/24	2,040	2,415
Massachusetts GO	5.000%	5/1/29	2,180	2,457
Massachusetts GO	4.000%	11/1/30	1,980	2,132
Massachusetts GO	5.000%	1/1/31	1,000	1,258
Massachusetts GO	5.000%	5/1/31	1,675	1,881
Massachusetts GO	5.000%	9/1/31	1,500	2,018
Massachusetts GO	5.250%	1/1/34	2,635	3,414
Massachusetts GO	5.000%	7/1/35	1,000	1,181
Massachusetts GO	5.000%	9/1/37	1,030	1,281
2 Massachusetts GO, 67% of 3M USD LIBOR +
0.550%	2.060%	11/1/25	1,380	1,381
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	504

Massachusetts Port Authority Revenue	5.000%	7/1/35	2,380	3,051
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	325	338
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21 (ETM)	900	954
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	645	713
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	3,500	3,857
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,791
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	675
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	1,500	1,754
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,199
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,702
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	2,215	2,612
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	510	632
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,158
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	420	347
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	207
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	536
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	750	1,024
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	922
				70,494
Michigan (1.6%)
Battle Creek MI School District GO	5.000%	5/1/25	535	635
Birmingham MI City School District GO	5.000%	5/1/22	740	811
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,190
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,361
Detroit MI City School District GO	5.250%	5/1/28 (4)	615	786
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/35 (4)	1,120	1,258
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	455	497
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,149
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,085
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/34 (4)	1,020	1,232
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27	1,840	2,303
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28	1,205	1,539
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29	1,200	1,524

Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,967
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37	1,000	1,227
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,030	1,248
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29	1,420	1,835
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,098
Hudsonville MI Public Schools GO	5.000%	5/1/31	420	515
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/29	625	768
Lake Orion MI Community School District GO	5.000%	5/1/38	4,000	4,969
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,161
Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,973
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	501
Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,802
Michigan Building Authority Revenue	5.000%	10/15/32	1,330	1,611
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,183
Michigan Building Authority Revenue	5.000%	4/15/36	1,150	1,382
Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,162
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	985
Michigan Finance Authority Revenue	5.000%	10/1/22	500	534
Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,347
Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,266
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,098
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,133
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	886
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,740
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,140
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,484
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/26	850	1,041
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/27	965	1,202
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/34	1,700	2,142
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	552
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,404
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	500	554
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,000	1,109
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/33	4,435	5,665

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,531
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/32	1,495	1,621
Michigan State University Revenue	5.000%	8/15/20	1,040	1,073
Michigan Trunk Line Revenue	5.000%	11/1/21	500	501
Oakland University MI Revenue	5.000%	3/1/30	1,250	1,499
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,494
Roseville MI School District GO	5.000%	5/1/34	1,665	1,935
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,450	1,669
University of Michigan Revenue	5.000%	4/1/32	2,010	2,491
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,048
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,551
				85,467
Minnesota (0.8%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,010	2,184
Duluth MN Independent School District No. 709
COP	5.000%	2/1/27	365	445
Duluth MN Independent School District No. 709
COP	5.000%	2/1/28	350	434
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	1,888
Hennepin County MN GO	5.000%	12/15/31	1,320	1,702
Hennepin County MN GO	5.000%	12/15/33	1,365	1,749
2 Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	1.770%	10/1/19 LOC	9,700	9,700
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	375	455
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,511
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,074
Minnesota GO	5.000%	11/1/19 (Prere.)	270	271
Minnesota GO	5.000%	11/1/20	65	65
Minnesota GO	5.000%	10/1/21	1,925	2,067
Minnesota GO	5.000%	8/1/22	1,500	1,656
Minnesota GO	5.000%	8/1/24	1,615	1,895
Minnesota GO	5.000%	8/1/25	1,500	1,811
Minnesota GO	5.000%	8/1/27	1,005	1,212
Minnesota GO	5.000%	8/1/31	1,075	1,410
Minnesota GO	4.000%	8/1/35	1,000	1,157
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/35	595	681
Osseo MN Independent School District No. 279
GO	5.000%	2/1/28	1,000	1,243
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,363
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/26	385	430
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/27	485	541
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/29	515	555

St. Francis MN Independent School District No.
15 GO	4.000%	2/1/30	550	590
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/32	775	827
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	523
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,258
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,169
				42,866
Mississippi (0.5%)
2 Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.820%	10/1/19	11,060	11,060
2 Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.820%	10/1/19	1,050	1,050
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,335	1,606
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/27	500	623
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,745	2,155
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,864
Mississippi GO	5.000%	11/1/29	1,000	1,203
4 Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	830	1,038
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/30	625	793
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,123
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,140
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/30	575	716
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/31	495	613
				24,984
Missouri (0.5%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	4.000%	10/1/34	1,530	1,786
4 Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,349
Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,000	1,357
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,390
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,255
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,572

Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	616
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	546
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	952
2 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	1.550%	10/7/19	6,200	6,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,480	1,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/31	1,000	1,266
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,288
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,732
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	710	797
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,425	1,662
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,187
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	715	810
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,179
				28,659
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	978

Multiple States (0.0%)
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	493	546
2,6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.650%	10/8/19	1,600	1,600
				2,146
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,202
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	3,500	3,914
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,635	2,650
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	799
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	149
Lincoln NE Electric System Revenue	5.000%	9/1/25	275	304
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	374

Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,076
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,613
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/29	1,240	1,504
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/32	1,675	1,766
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	3,560	4,397
Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,943
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,842
				24,533
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/26	560	669
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/28	670	814
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,884
Clark County NV GO	5.000%	12/1/29	500	503
Clark County NV GO	4.000%	6/1/32	1,505	1,733
Clark County NV GO	5.000%	7/1/33	1,000	1,106
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,821
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,308
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	459
Clark County NV School District GO	4.000%	6/15/33 (4)	1,820	2,051
Clark County NV School District GO	4.000%	12/1/37	1,325	1,515
Clark County NV School District GO	4.000%	12/1/38	1,140	1,298
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,123
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,389
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,380
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,247
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,262
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,886
Nevada GO	5.000%	4/1/22	1,740	1,899
Nevada GO	5.000%	11/1/23	1,465	1,681
Nevada GO	5.000%	11/1/25	1,015	1,214
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,897
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/27	250	306
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/28	250	312
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/32	250	311
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33	250	310
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,812
				36,190
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21	1,490	1,603

Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,585
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	484
Jersey City NJ GO	5.000%	3/1/21	480	503
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	510	566
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,056
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,113
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	500	579
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,408
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,720
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (ETM)	95	119
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	483
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	315
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	1,000	1,235
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,289
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	559
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,100
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	986
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	680
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,181
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	180	181
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,525
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,380	1,630
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	733
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,651
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/27	1,000	1,202
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	1,285	1,534

4 New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/31	1,000	1,191
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	1,115	1,317
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	1,115	1,311
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,015	1,189
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,720
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,614
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	345	372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,471
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	697
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,691
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	1,000	713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	788
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,083
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	1,040	1,146
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,322
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,325
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,244
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,228
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,862
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,210
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	548
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,825	2,186
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	385	394
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	3,200	3,901
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	685	838
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	1,000	1,216
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	450	538

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	1,500	1,786
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	1,000	1,186
Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,159
Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,716
				77,984
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,055
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	290	320
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	265	302
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,806
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	503
New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,369
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	513
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	2,000	2,135
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/27	1,000	1,165
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,445	1,722
				11,890
New York (7.8%)
Battery Park City NY Authority Revenue	5.000%	11/1/38	750	970
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	633
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	530
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,619
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,500	1,827
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	500	608
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	130	144
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,000	1,242
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,167
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,893
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22	8,095	8,957
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,955	2,448
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	90	90

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,221
Nassau County NY GO	5.000%	4/1/23	1,000	1,124
New York City NY GO	5.000%	8/1/20	2,260	2,330
New York City NY GO	5.000%	8/1/20	2,935	3,026
New York City NY GO	5.000%	8/1/21	1,745	1,862
New York City NY GO	5.000%	8/1/21	515	550
New York City NY GO	5.000%	8/1/21	2,000	2,135
New York City NY GO	5.000%	8/1/22	1,290	1,424
New York City NY GO	5.000%	8/1/22	705	778
New York City NY GO	5.000%	10/1/22	500	538
New York City NY GO	5.000%	8/1/23	400	441
New York City NY GO	5.000%	8/1/23	1,505	1,715
New York City NY GO	5.000%	8/1/24	1,000	1,174
New York City NY GO	5.000%	8/1/25	1,000	1,204
New York City NY GO	5.000%	8/1/25	1,310	1,578
New York City NY GO	5.000%	8/1/25	770	835
New York City NY GO	5.000%	8/1/25	1,245	1,500
New York City NY GO	5.000%	6/1/26	2,450	2,935
New York City NY GO	5.000%	8/1/26	500	550
New York City NY GO	5.000%	8/1/26	1,000	1,118
New York City NY GO	5.000%	8/1/28	400	412
New York City NY GO	5.000%	8/1/30	1,000	1,135
New York City NY GO	5.000%	3/1/31	1,340	1,500
New York City NY GO	5.000%	8/1/31	365	388
New York City NY GO	5.000%	12/1/32	1,755	2,137
New York City NY GO	5.000%	12/1/33	1,515	1,840
New York City NY GO	5.000%	12/1/35	1,120	1,354
2 New York City NY GO VRDO	1.770%	10/1/19	13,530	13,530
2 New York City NY GO VRDO	1.830%	10/1/19	5,000	5,000
2 New York City NY GO VRDO	1.540%	10/7/19 LOC	5,000	5,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,520
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	582
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,130
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,125
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,053
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	1.530%	10/7/19	6,800	6,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,496
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	513
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	2,015	2,498

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,349
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,146
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.830%	10/1/19	6,000	6,000
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.830%	10/1/19	200	200
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.620%	10/7/19	7,140	7,140
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	550	606
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,075
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,393
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,045	1,261
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	275
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	1,635	2,042
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	1,750	1,993
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	63
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,140	1,268
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	460	495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	954
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	524
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,451
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	500	544

	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/34	1,710	2,067
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/34	1,450	1,677
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/34	1,500	1,784
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/35	1,525	1,868
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/35	1,745	2,073
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	5/1/36	1,580	1,921
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	8/1/36	1,235	1,405
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	11/1/36	1,000	1,162
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/37	1,680	2,045
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	11/1/38	1,000	1,151
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	11/1/39	2,795	3,204
2	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	1.770%	10/1/19	7,715	7,715
2	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	1.570%	10/7/19	3,950	3,950
	New York City NY Transitional Finance Authority
	Revenue	5.000%	8/1/35	1,500	1,872
	New York City NY Transitional Finance Authority
	Revenue	5.000%	8/1/36	5,710	7,107
	New York City NY Transitional Finance Authority
	Revenue	5.000%	5/1/38	1,675	2,061
	New York City NY Transitional Finance Authority
	Revenue	5.000%	5/1/39	1,335	1,671
2	New York City NY Transitional Finance Authority
	Revenue VRDO	1.770%	10/1/19	8,830	8,830
	New York City NY Trust for Cultural Resources
	Revenue (Lincoln Center for the Performing
	Arts Inc.)	5.000%	12/1/26	1,350	1,682
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,515
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,489
2,5 New York City Transitional Finance Authority
	Future Tax Secured Revenue TOB VRDO	1.600%	10/7/19	3,800	3,800
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,176
	New York Liberty Development Corp. Revenue
	(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,087
	New York Liberty Development Corp. Revenue
	(Goldman Sachs Headquarters)	5.250%	10/1/35	820	1,125
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/20	1,530	1,591
	New York Metropolitan Transportation Authority
	Revenue	5.250%	11/15/20 (Prere.)	500	523
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/21	1,000	1,075

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	500	541
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	230	247
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	325	351
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	820	918
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	570	649
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,045	1,192
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,180	2,556
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,135	1,364
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	1,645	2,023
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,051
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	1,445	1,665
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,500	1,721
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	680	746
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	603
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,172
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	730
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,770
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	1,075	1,080
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,531
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	1,215	1,315
New York NY GO	4.000%	8/1/37	2,000	2,315
2 New York NY GO VRDO	1.770%	10/1/19	17,500	17,500
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	594
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	645
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	516
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	75
New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,047
New York State Dormitory Authority Revenue	4.000%	7/1/34	1,200	1,398
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	411
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,188
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,172

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	650	668
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	500	529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	903
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	4,000	4,500
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	1,465	1,638
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	913
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,500	1,785
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	10,000	11,925
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	520	579
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/27	1,700	1,953
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	2,040	2,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	7,000	7,781
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	542
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,262
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	324
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,175
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,138
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	595	617
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	420
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	515
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,260	1,328
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,090	1,265
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,295	1,545
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,480	1,818

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,795	2,175
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,683
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,500	1,857
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	2,160	2,664
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	1,000	1,147
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,075	2,284
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	375
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	550
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,855
4 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/69	3,000	3,059
4 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	600	610
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	330	342
New York State Thruway Authority Revenue	4.000%	2/1/20	6,090	6,100
New York State Thruway Authority Revenue	5.000%	1/1/30	500	542
New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,339
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	508
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	536
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,425
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,419
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	584
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,539
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,810	3,358
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,319
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,699
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,244
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,416

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,661
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,805	2,122
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,277
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	1,120	1,408
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	1,110	1,298
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,635
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,568
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,870	2,251
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	2,075
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,729
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,130	827
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,394
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,339
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,225
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,832
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,338
7 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,943
Westchester County NY GO	5.000%	7/1/20	675	695
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	10
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	57
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	890	943
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,254
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,651
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,701
				420,298
North Carolina (0.3%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22 (Prere.)	330	368
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	189
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	245
2 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	1.770%	10/1/19	2,700	2,700
Durham County NC GO	5.000%	4/1/20	785	800
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	511
North Carolina GAN	5.000%	3/1/25	1,055	1,253
North Carolina GAN	5.000%	3/1/27	1,015	1,199

North Carolina GO	5.000%	3/1/20	425	432
North Carolina GO	4.000%	6/1/20	500	509
North Carolina GO	5.000%	5/1/22	360	395
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,059
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,099
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	654
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	146
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,177
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	199
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	355
Union County NC Enterprise System Revenue	3.000%	6/1/33	1,290	1,369
Wake County NC GO	5.000%	3/1/23	2,145	2,413
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	683
				18,755
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,426

Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,285	1,600
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	2,200	2,428
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	622
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,025	1,243
Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	484
Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	321
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	524
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	435	454
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	816
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	433
Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,125
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	811
Columbus OH GO	5.000%	7/1/25	535	589
Columbus OH GO	4.000%	8/15/26	1,730	1,989
Columbus OH Sewer Revenue	5.000%	6/1/28	4,000	4,725
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/23 (Prere.)	510	585
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,157
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	653
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,041

Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,969
Franklin County OH Sales Tax Revenue	5.000%	6/1/27	895	1,130
Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,071
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,197
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	209
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	600	696
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	180	194
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	535	579
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	320	339
Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,068
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/31	2,290	2,859
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/37	2,590	3,155
North Royalton OH City School District GO	5.000%	12/1/26	300	359
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,671
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/30	2,200	2,918
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	104
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33	1,535	1,902
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	814
Ohio Capital Facilities Lease-Appropriation
Revenue (Transportation Building Fund
Projects)	5.000%	4/1/30	1,155	1,364
Ohio Common Schools GO	5.000%	6/15/34	1,000	1,091
Ohio GO	5.000%	5/1/23	1,270	1,437
Ohio GO	5.000%	8/1/23	500	552
Ohio GO	5.000%	8/1/24	500	587
Ohio GO	5.000%	11/1/24	1,675	1,983
Ohio GO	5.000%	2/1/25	2,425	2,885
Ohio GO	5.000%	2/1/27	1,000	1,221
Ohio GO	5.000%	2/1/31	1,110	1,182
Ohio GO	5.000%	5/1/33	1,000	1,265
Ohio GO	5.000%	3/15/36	1,005	1,149
Ohio Higher Education GO	5.000%	8/1/21	500	534
Ohio Higher Education GO	5.000%	5/1/30	2,000	2,373
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	585	651
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.720%	10/1/19	1,500	1,500
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	2,450	2,984
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,020	1,250

Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/35	1,320	1,663
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/37	2,240	2,800
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/26	915	1,120
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	507
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,100	1,117
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,132
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,578
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,306
Penta Career Center Ohio COP	5.250%	4/1/23	125	136
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,098
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	731
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	603
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	279
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	274
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	285
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	274
				83,745
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/25	1,160	1,322
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,526
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	1,145	1,334
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,000	1,132
Oklahoma City OK GO	5.000%	3/1/24	525	553
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,856
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	314
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,365
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	313
University of Oklahoma Revenue	5.000%	7/1/31	475	503
				11,218
Oregon (0.2%)
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,140	1,413
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	573
Multnomah County OR School District GO	5.000%	6/15/29	1,000	1,197
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	455
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,380	1,604
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	74
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,197
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	520

Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	517
Oregon GO	5.000%	5/1/23	500	548
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/33	550	647
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/38	500	582
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	1,295	1,592
				10,919
Pennsylvania (2.6%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,137
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	344
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27	1,010	1,241
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	1,000	1,222
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	1,000	1,217
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	500	549
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/27	1,000	1,247
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center), 67% of 3M USD LIBOR +
0.720%	2.230%	2/1/21	315	315
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	530
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,070
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	250	291
Allentown PA School District GO	5.000%	6/1/31 (15)	500	591
4 Armstrong PA School District GO	5.000%	3/15/27 (15)	745	911
4 Armstrong PA School District GO	5.000%	3/15/29 (15)	920	1,167
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25	2,065	2,466
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	530	569
Chester County PA GO	5.000%	11/15/22 (Prere.)	750	836
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/26 (15)	335	372
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/27 (15)	365	405
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	601
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,111
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)(ETM)	1,165	1,052
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	85	75
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	666

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,412
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,165
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	1,000	1,083
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	548
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	1,515	1,901
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,105
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,138
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	1,007
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,354
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,211
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,275	1,515
Pennsylvania COP	5.000%	7/1/26	500	605
Pennsylvania COP	5.000%	7/1/27	500	616
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	1,000	1,070
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	670	671
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,296
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,869
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	315	320
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	3,500	3,515
Pennsylvania GO	5.000%	7/1/20	545	560
Pennsylvania GO	5.375%	7/1/21	500	535
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	539
Pennsylvania GO	5.000%	8/15/23	2,000	2,275
Pennsylvania GO	5.000%	1/1/24	1,500	1,723
Pennsylvania GO	5.000%	7/15/24	2,945	3,435
Pennsylvania GO	5.000%	8/15/24	500	585
Pennsylvania GO	5.000%	7/15/25	3,120	3,726

Pennsylvania GO	5.000%	1/1/26	3,295	3,969
Pennsylvania GO	5.000%	9/15/26	1,500	1,837
Pennsylvania GO	5.000%	7/15/27	2,500	3,115
Pennsylvania GO	5.000%	7/15/28	2,000	2,545
Pennsylvania GO	4.000%	1/1/29	3,000	3,421
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,121
Pennsylvania GO	5.000%	10/15/32	1,000	1,132
Pennsylvania GO	4.000%	3/1/33 (4)	1,110	1,269
Pennsylvania GO	4.000%	3/1/34 (4)	1,670	1,904
Pennsylvania GO	4.000%	3/1/36	1,000	1,127
Pennsylvania GO	4.000%	3/1/37 (15)	1,000	1,131
Pennsylvania GO	4.000%	3/1/37	1,000	1,123
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	207
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	537
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	1,295	1,454
Pennsylvania State University Revenue	5.000%	3/1/25	500	507
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,222
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,040	1,193
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	630	767
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	176
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,750	1,825
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	516
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	276
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	725
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	171
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,282
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,590	1,915
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,140	1,352
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,993
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	912
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,697
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,806
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,000	1,261
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,320
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	1,535	1,957
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,757
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,235
2 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.980%	2.560%	12/1/21	1,315	1,332
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,148
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,172
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,177
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,935
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,216
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,563
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	1,000	1,150

Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,069
Philadelphia PA School District GO	5.250%	9/1/22	545	564
Philadelphia PA School District GO	5.000%	9/1/31	940	1,097
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	560	577
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,159
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,212
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/33 (4)	1,000	1,271
Reading PA School District GO	5.000%	3/1/25 (4)	955	1,119
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/25	815	982
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	770	951
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,364
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,085	1,231
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	1,000	1,023
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/29 (15)	1,075	1,211
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,755
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,980
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	85
				140,864
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	524
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,281
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	173
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,056
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,024	1,502
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,415	1,436
				6,478
Rhode Island (0.1%)
Narragansett RI Commission Wastewater
System Revenue	5.000%	2/1/37	1,950	2,266
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	592
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	597
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,135	1,140
				4,595

South Carolina (0.6%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	590	678
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	271
4 Florence SC Water & Sewer Revenue	3.000%	9/1/34	1,610	1,695
Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,764
Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,146
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,198
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,765
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,157
2 Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	2,000	2,178
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,484
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,685
South Carolina GO	5.000%	4/1/20	830	845
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,059
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (Prere.)	1,000	1,145
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,798
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,140	1,332
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	1,465	1,569
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	2,205	2,589
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,095	1,299
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,035	1,159
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/32	1,290	1,619
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,180
				30,615
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,213
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,020	1,242
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	2,125	2,345
				5,800
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,188

Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/23 (Prere.)	1,500	1,669
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/29	2,880	3,611
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,180
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,945
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/38	3,810	4,593
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,182
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/27	925	1,095
Memphis TN GO	5.000%	5/1/30	500	527
Memphis TN GO	4.000%	6/1/31	1,000	1,140
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	642
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	530
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	617
Shelby County TN GO	5.000%	4/1/31	1,625	2,101
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	4,300	4,948
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,835	2,010
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,800	2,023
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	1,000	1,152
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	915	1,050
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,035	1,237
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,188
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	3,045	3,256
2 Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	2,500	2,766
Tennessee GO	5.000%	8/1/20	650	670
Tennessee GO	5.000%	8/1/21	1,490	1,592
Tennessee GO	5.000%	8/1/22	1,475	1,630
Tennessee GO	4.000%	8/1/28	4,850	5,566
Tennessee GO	5.000%	8/1/32	1,000	1,194
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,788
Williamson County TN GO	4.000%	5/1/27	1,320	1,444
				55,534

Texas (5.3%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,514
Alief TX Independent School District GO	5.000%	2/15/24	1,300	1,502
Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,260
Arlington TX Special Tax Revenue	5.000%	2/15/27 (4)	420	519
Arlington TX Special Tax Revenue	5.000%	2/15/28 (4)	305	384
Arlington TX Special Tax Revenue	5.000%	2/15/32 (15)	1,160	1,424
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	566
Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,386
Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,416
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,189
4 Austin TX GO	5.000%	5/1/26	2,030	2,488
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	65
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	211
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	500	539
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	1,340	1,584
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	1,000	1,207
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,752
Bexar County TX GO	5.000%	6/15/23 (Prere.)	3,230	3,662
Bexar County TX GO	5.000%	6/15/26	4,450	5,358
Bexar County TX GO	5.000%	6/15/32	1,145	1,329
Bexar County TX GO	4.000%	6/15/34	1,000	1,111
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,072
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	505
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,147
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	89
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	157
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,115	1,323
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	981
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	592
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,415	1,648
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	210
Corpus Christi TX Independent School District
GO	4.000%	8/15/31	1,795	2,023
Corpus Christi TX Independent School District
GO	4.000%	8/15/34	1,130	1,300
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	525
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	556

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	2,000	2,619
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	1,670	1,998
Dallas TX Independent School District GO	5.000%	2/15/23	485	509
Dallas TX Independent School District GO	4.000%	2/15/29	2,250	2,528
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	209
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,340	1,439
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	210	225
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	1,675	1,961
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,149
Denton TX Independent School District GO	5.000%	8/15/37	1,360	1,665
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	1,035	1,058
Fort Worth TX GO	5.000%	3/1/25	1,115	1,322
Fort Worth TX GO	5.000%	3/1/27	4,520	4,890
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	472
Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	867
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,115
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,779
3 Grand Parkway Transportation Corp. TX System
Toll Revenue, 5.050% coupon rate effective
10/1/2023	0.000%	10/1/30	1,550	1,674
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,236
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	300
Harris County TX GO	5.000%	8/15/22	1,960	2,161
Harris County TX GO	5.000%	10/1/23	500	502
Harris County TX GO	5.000%	10/1/23	20	21
Harris County TX GO	5.000%	8/15/32	1,025	1,127
Harris County TX GO	5.000%	10/1/36	1,200	1,423
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	1,000	1,070
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,037
Harris County TX Toll Road Revenue	5.000%	8/15/32	515	563
Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,422
Houston TX Airport System Revenue	5.000%	7/1/37	1,685	2,079
Houston TX GO	5.000%	3/1/20	55	55
Houston TX GO	5.000%	3/1/27	1,000	1,236
Houston TX GO	4.000%	3/1/35	1,500	1,698
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,249
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,120
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,060
Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,348
Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,677
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,136
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,041
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,161

2 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.480%	5/1/20	1,000	1,001
Irving TX Independent School District GO	5.000%	2/15/21	1,515	1,592
Katy TX Independent School District GO	4.000%	2/15/27	275	298
Katy TX Independent School District GO	4.000%	2/15/28	375	406
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,449
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	525
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	1,360	1,613
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,159
Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,825
Lone Star College System Texas GO	5.000%	2/15/28	1,330	1,612
Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,444
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,000	1,152
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,420
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	1,040	1,298
Lubbock TX GO	5.000%	2/15/23	500	543
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,402
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,371
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	359
Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,303
Midlothian TX Independent School District
Revenue GO PUT	2.000%	8/1/24	1,005	1,026
Montgomery TX GO	4.000%	3/1/30	1,840	2,148
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,807
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,212
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,141
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	990
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	217
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	233
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	268
North East TX Independent School District GO	5.250%	2/1/22	580	633
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	2,390	2,783

North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,642
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,763
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,726
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,822
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,171
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	500	539
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,676
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,181
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,505	2,873
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,190	1,397
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	570
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,790	2,081
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,742
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,826
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,035	1,198
North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,138
North Texas Tollway Authority System Revenue	4.000%	1/1/37 (4)	1,520	1,688
North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,425
North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,159
North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,000	1,224
Northside Independent School District Texas
GO	5.000%	8/15/25	1,165	1,402
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,187
Northwest Independent School District Texas
GO	5.000%	2/15/32	1,760	2,062
Pasadena TX GO	4.000%	2/15/28	1,000	1,123
Pearland TX GO	4.000%	3/1/32	1,095	1,249
Pearland TX GO	4.000%	3/1/33	885	1,007
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	274
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	387
Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,899
Prosper TX Independent School District GO	4.000%	2/15/31	1,290	1,528
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	210
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	524
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	1,000	1,102
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	1,550	1,843
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	1,255	1,414
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,211
San Antonio TX GO	5.000%	8/1/20	225	232
San Antonio TX GO	5.000%	2/1/22	1,000	1,049
San Antonio TX GO	5.000%	2/1/24	500	525
San Antonio TX GO	5.000%	2/1/26	1,000	1,189
San Antonio TX GO	4.000%	2/1/29	1,000	1,070

San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,553
San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,962
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,214
San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,779
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34	1,350	1,540
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,012
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,191
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,656
Sugar Land TX GO	5.000%	2/15/26	510	622
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,132
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,075	1,139
Texas City TX Independent School District GO	5.000%	8/15/26	3,365	4,038
Texas GO	5.000%	10/1/22	1,120	1,244
Texas GO	5.000%	10/1/24	1,210	1,428
Texas GO	5.000%	8/1/26	925	987
Texas GO	5.000%	10/1/27	1,400	1,622
Texas GO	5.000%	10/1/28	1,330	1,539
Texas GO	5.000%	8/1/31	500	532
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	365	392
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,105
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	418
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	245	279
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	580	677
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,215	2,432
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,335	1,462
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	537
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,020	1,087
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,625	1,993
Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,659
Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,644
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,807
Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,409
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	1,625	2,011
Texas Transportation Commission Revenue	5.000%	4/1/21	2,425	2,559
Texas Transportation Commission Revenue	5.000%	4/1/23	1,945	2,191
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	525	596
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	754
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,330	2,651

Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	281
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	518
Texas Water Development Board Revenue	5.000%	4/15/21	1,050	1,110
4 Texas Water Development Board Revenue	5.000%	4/15/27	5,460	6,822
Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,171
Texas Water Development Board Revenue	4.000%	10/15/33	1,590	1,865
Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,706
Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,005
Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,264
Texas Water Development Board Revenue	4.000%	10/15/35	1,725	1,995
Texas Water Financial Assistance GO	5.000%	8/1/21 (Prere.)	740	788
Texas Water Financial Assistance GO	5.000%	8/1/27	260	277
Travis TX GO	5.000%	3/1/27	1,545	1,879
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	1,000	1,229
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37	1,235	1,540
University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,061
University of North Texas Revenue	4.000%	4/15/34	1,110	1,281
University of North Texas Revenue	5.000%	4/15/36	1,275	1,543
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,300	1,384
University of Texas Revenue	5.000%	8/15/27	1,680	2,123
University of Texas Revenue	5.000%	8/15/29	4,570	5,326
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,090	1,124
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	705	753
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,150	1,309
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27 (15)	1,235	1,537
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32 (15)	260	295
Williamson County TX GO	5.000%	2/15/23	230	250
				286,642
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30	1,025	1,279
Central UT Water Conservancy District GO	5.000%	4/1/30	500	526
Central UT Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,157
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32	750	859
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	350	387
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/34	750	941
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/35	850	1,063
2 Utah County UT Hospital Revenue (IHC Health
Services) VRDO	1.550%	10/7/19	5,200	5,200
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/30	850	1,112
Utah GO	5.000%	7/1/21	1,300	1,384
Utah GO	5.000%	7/1/22	1,410	1,553
Utah GO	5.000%	7/1/23	3,500	3,983

Utah GO	5.000%	7/1/24	1,000	1,173
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,200
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	1,870	2,181
				23,998
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/38	1,000	1,390

Virginia (1.3%)
Arlington County VA GO	5.000%	8/1/23	600	663
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	529
Fairfax County VA GO	5.000%	10/1/20	1,710	1,773
Fairfax County VA GO	5.000%	10/1/23	1,255	1,438
Fairfax County VA GO	5.000%	10/1/25	2,715	3,303
Fairfax County VA GO	5.000%	10/1/30	1,825	2,338
Fairfax County VA GO	4.000%	10/1/32	1,415	1,641
Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	444
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,877
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	546
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	1,170	1,488
Norfolk VA GO	5.000%	10/1/20	775	804
Norfolk VA GO	5.000%	8/1/21	2,040	2,179
Norfolk VA GO	5.000%	9/1/24 (Prere.)	1,395	1,640
Norfolk VA GO	5.000%	9/1/24 (Prere.)	1,090	1,281
Norfolk VA GO	5.000%	9/1/24 (Prere.)	1,345	1,581
Norfolk VA GO	5.000%	8/1/31	1,375	1,760
Norfolk VA GO	5.000%	8/1/35	2,155	2,721
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	542
Norfolk VA Water Revenue	5.000%	11/1/31	5	6
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,442
Richmond VA GO	5.000%	3/1/23 (Prere.)	1,000	1,125
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,219
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	542
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,296
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/30	600	713
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/33	425	500
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,049
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/27	1,845	2,252
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	2,154

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	393
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/36	2,130	2,452
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,584
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,405	1,729
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,464
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	2,015
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,466
Virginia Public Building Authority Revenue	5.000%	11/1/31	4,305	4,773
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,758
Virginia Public School Authority Revenue	4.000%	8/1/20	1,715	1,753
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,474
Virginia Public School Authority Revenue	5.000%	8/1/26	1,525	1,897
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,115
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,537
				70,256
Washington (1.3%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	991
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/32	1,050	1,354
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	685	704
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,425
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/38	4,000	5,058
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,443
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	1,735	2,138
King County WA GO	5.000%	7/1/20	1,250	1,285
King County WA GO	5.000%	1/1/24	500	541
King County WA GO	4.000%	12/1/32	1,500	1,708
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,139
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,550	2,795
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,113
Port of Seattle WA Revenue	5.000%	8/1/29	250	274
Seattle WA GO	5.000%	6/1/21	1,000	1,062
Snohomish County WA School District No. 103
(Monroe) GO	5.000%	12/1/31	1,000	1,185
University of Washington Revenue	5.000%	4/1/31	335	353
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	399
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,182
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,667

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,287
Washington GO	0.000%	6/1/20 (14)	500	495
Washington GO	5.000%	7/1/20	1,000	1,028
Washington GO	5.000%	2/1/22 (Prere.)	500	542
Washington GO	5.000%	7/1/22	1,425	1,568
Washington GO	5.000%	7/1/23	1,155	1,312
Washington GO	5.000%	7/1/25	560	616
Washington GO	5.000%	7/1/25	1,500	1,754
Washington GO	4.000%	7/1/27	2,425	2,596
Washington GO	4.000%	7/1/27	2,750	2,944
Washington GO	5.000%	8/1/27	1,000	1,202
Washington GO	4.000%	7/1/28	1,135	1,214
Washington GO	4.000%	7/1/28	3,180	3,402
Washington GO	5.000%	7/1/28	2,000	2,362
Washington GO	4.000%	7/1/29	2,720	2,967
Washington GO	5.000%	7/1/30	1,100	1,293
Washington GO	5.000%	8/1/30	1,585	1,984
Washington GO	5.000%	8/1/36	2,070	2,596
Washington GO	5.000%	8/1/38	2,070	2,578
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	2,031
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,167
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,830
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,140
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,240
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	966
Washington State University General Revenue	5.000%	10/1/31	500	533
				71,463
West Virginia (0.2%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	1,110	1,360
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	1,545	1,724
West Virginia GO	5.000%	12/1/35	1,000	1,252
West Virginia GO	5.000%	6/1/36	1,000	1,251
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,583
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/29	750	934
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/33	815	1,026
				9,130
Wisconsin (0.8%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,087
4 Madison WI GO	4.000%	10/1/26	1,500	1,748
Milwaukee WI GO	4.000%	3/15/20	1,000	1,012

Milwaukee WI GO	5.000%	4/1/26	1,935	2,367
Wisconsin GO	5.000%	5/1/20	1,000	1,022
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/21	835	884
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	38
Wisconsin GO	5.000%	11/1/23	2,610	2,997
Wisconsin GO	5.000%	5/1/24	500	547
Wisconsin GO	5.000%	5/1/26	2,210	2,417
Wisconsin GO	5.000%	5/1/29	1,000	1,125
Wisconsin GO	5.000%	5/1/34	1,780	2,140
Wisconsin GO	5.000%	5/1/35	1,000	1,200
Wisconsin GO	5.000%	5/1/36	2,000	2,349
Wisconsin GO	5.000%	5/1/36	1,000	1,197
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,280
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,222
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,540	1,706
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	2,045	2,428
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,670	1,885
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	1,150	1,225
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	1,010	1,140
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	547
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/32	715	854
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,295
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	564
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	126
Wisconsin Transportation Revenue	5.000%	7/1/23	385	424
Wisconsin Transportation Revenue	5.000%	7/1/31	1,350	1,681
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,677
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,190
				45,390
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,187
Total Tax-Exempt Municipal Bonds (Cost $2,684,377)				2,816,745
Total Investments (100.0%) (Cost $4,158,021)				5,419,133
Other Assets and Liabilities—Net (0.0%)7				2,697
Net Assets (100%)				5,421,830

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock positions represent 48.1% of net assets.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Step bond.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2019.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $4,136,000, representing 0.1% of net assets.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $923,000 and cash of $321,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Tax-Managed Balanced Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	January 2020	875	188,563	(396)
E-mini S&P 500 Index	December 2019	51	7,595	(38)
				(434)
Short Futures Contracts
5-Year U.S. Treasury Note	January 2020	(415)	(49,447)	398
10-Year U.S. Treasury Note	December 2019	(231)	(30,102)	56
30-Year U.S. Treasury Bond	December 2019	(45)	(7,304)	48
Ultra 10-Year U.S. Treasury Note	December 2019	(16)	(2,279)	(17)
				485
				51

Tax-Managed Balanced Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Tax-Managed Balanced Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,602,383	—	5
Tax-Exempt Municipal Bonds	—	2,816,745	—
Futures Contracts—Assets[1]	71	—	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	2,602,427	2,816,745	5
1 Represents variation margin on the last day of the reporting period.